UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04367

Columbia Funds Series Trust I

(Exact name of registrant as specified in charter)

290 Congress Street

Boston, MA 02210
(Address of principal executive offices) (Zip code)

Daniel J. Beckman

c/o Columbia Management Investment Advisers, LLC

290 Congress Street

Boston, MA 02210

Ryan C. Larrenaga, Esq.

c/o Columbia Management Investment Advisers, LLC

290 Congress Street

Boston, MA 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: (800) 345-6611

Date of fiscal year end:  March 31

Date of reporting period:  March 31, 2024

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100  F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

Columbia Select Large Cap Growth Fund
Annual Report
March 31, 2024
In October 2022, the Securities and Exchange Commission (SEC) adopted a final rule, "Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds; Fee Information in Investment Company Advertisements." The rule and form amendments will, among other things, require the Fund to transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that funds tag information in a structured data format and that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective January 24, 2023. There is an 18-month transition period after the effective date of the amendments.
Each Tailored Shareholder Report will be share-class specific and will highlight key fund information the SEC believes is most relevant to investors in assessing their investment in the Fund. Much of the information, including a Fund’s financial statements, that is currently disclosed in a Fund’s shareholder reports will instead be made available on the Fund’s website and filed on Form N-CSR on an annual and semiannual basis. This information will be delivered to investors free of charge upon request. Columbia Fund reports will follow the Tailored Shareholder Report approach beginning with reports covering the period ending May 31, 2024.
The new rule also requires the Fund to mail a printed version of the Tailored Shareholder Report to all shareholders who have not elected to receive shareholder reports electronically. Rather than receiving a postcard notifying investors that the shareholder report for Funds in which they invest is available online, investors will begin receiving the Tailored Shareholder Report in the mail unless they have elected to receive their Fund documents electronically.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

If you elect to receive the shareholder report for Columbia Select Large Cap Growth Fund (the Fund) in paper, mailed to you, the Fund mails one shareholder report to each shareholder address, unless such shareholder elects to receive shareholder reports from the Fund electronically via e-mail or by having a paper notice mailed to you (Postcard Notice) that your Fund’s shareholder report is available at the Columbia funds’ website (columbiathreadneedleus.com/investor/). If you would like more than one report in paper to be mailed to you, or would like to elect to receive reports via e-mail or access them through Postcard Notice, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-PORT, is available on columbiathreadneedleus.com/investor/ or can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
290 Congress Street
Boston, MA 02210
Fund distributor
Columbia Management Investment Distributors, Inc.
290 Congress Street
Boston, MA 02210
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Select Large Cap Growth Fund | Annual Report 2024

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks long-term capital appreciation.

Portfolio management
Thomas Galvin, CFA
Lead Portfolio Manager
Managed Fund since 2003
Richard Carter
Portfolio Manager
Managed Fund since 2009
Todd Herget
Portfolio Manager
Managed Fund since 2009
Morningstar style boxTM

The Morningstar Style Box is based on a fund’s portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.
© 2024 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Average annual total returns (%) (for the period ended March 31, 2024)
		Inception	1 Year	5 Years	10 Years
Class A	Excluding sales charges	09/28/07	32.30	13.25	11.88
	Including sales charges		24.65	11.91	11.23
	Advisor Class	11/08/12	32.54	13.53	12.16
	Institutional Class	10/01/97	32.59	13.55	12.17
	Institutional 2 Class	11/08/12	32.68	13.66	12.29
	Institutional 3 Class	11/08/12	32.77	13.70	12.33
	Class R	12/31/04	31.86	12.96	11.60
	Russell 1000 Growth Index		39.00	18.52	15.98
Returns for Class A shares are shown with and without the maximum initial sales charge of 5.75%. The Fund’s other share classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each share class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
The Russell 1000 Growth Index, an unmanaged index, measures the performance of those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Columbia Select Large Cap Growth Fund  | Annual Report 2024

Fund at a Glance  (continued)
(Unaudited)
Performance of a hypothetical $10,000 investment (March 31, 2014 — March 31, 2024)

The chart above shows the change in value of a hypothetical $10,000 investment in Class A shares of Columbia Select Large Cap Growth Fund during the stated time period, and does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares.

Portfolio breakdown (%) (at March 31, 2024)
Common Stocks	99.9
Money Market Funds	0.1
Total	100.0
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.

Equity sector breakdown (%) (at March 31, 2024)
Communication Services	5.7
Consumer Discretionary	20.3
Consumer Staples	2.7
Financials	8.9
Health Care	20.5
Industrials	4.2
Information Technology	33.9
Real Estate	3.8
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

Columbia Select Large Cap Growth Fund  | Annual Report 2024

Manager Discussion of Fund Performance
(Unaudited)
For the 12-month period that ended March 31, 2024, Class A shares of Columbia Select Large Cap Growth Fund returned 32.30% excluding sales charges. The Fund’s benchmark, the Russell 1000 Growth Index, returned 39.00% for the same time period.
Market overview
The U.S. equity market, as measured by the S&P 500 Index, posted robust returns during the annual period, though such performance masks notably persistent volatility. As the annual period began with the second calendar quarter of 2023, U.S. equities were propelled by economic data, including cooling inflation, which investors thought might indicate an end, or at least a slowing, to the U.S. Federal Reserve’s (Fed) tightening cycle. The broad U.S. equity market then stumbled in the third quarter of 2023 amid disruption in the auto industry and an eleventh-hour avoidance of a U.S. federal government shutdown. U.S. stocks continued to decline in October, as fresh data muted any near-term expectations for a dovish pivot from the Fed. (Dovish tends to suggest lower interest rates; opposite of hawkish.) However, equities broke a multi-month losing streak in November. Concerns around the federal deficit persisted, but the U.S. Treasury announced it would issue less long-term debt in the coming months than previously expected. Additionally, the Fed kept rates steady, which investors viewed positively in tandem with its less hawkish tone. The rally, which extended into December, was further supported by fresh economic data that reinforced hopes the Fed could soon be done raising rates. News of the Fed’s December forecast for three rate cuts in 2024 amplified the stock market’s momentum, as strong performance broadened outside the “Magnificent 7” stocks, i.e., the seven largest stocks in the S&P 500 Index, which had driven equity performance for much of 2023.
Following a broad and deep rally to end 2023, U.S. equity markets maintained strong momentum and carried share price gains into the first quarter of 2024. With corporate earnings largely flat outside the largest technology-related stocks, the rally was primarily the result of increased valuations. Investors were willing to pay higher prices for two key reasons. First, economic growth remained firmly in positive territory despite aggressive interest rate increases by the Fed over the past two years. Second, Fed Chair Powell indicated the Fed was likely on track to begin cutting interest rates in 2024 following a meaningful decline in inflation. While expectations for the number and timing of potential cuts fluctuated considerably, Powell’s statements provided the markets with confidence that rates had peaked for this cycle. Together, these factors fueled heightened investor risk appetites and led to a sustained rally in stock prices. As of March 31, 2024, the S&P 500 Index had gained ground for five consecutive months and 18 of the prior 22 weeks.
For the annual period overall, all capitalization segments within the U.S. equity market posted double-digit positive absolute returns, with large-cap stocks the strongest, followed by mid-cap stocks and then small-cap stocks. From a style perspective, growth-oriented stocks notably outperformed value-oriented stocks across the capitalization spectrum but most significantly within the large-cap segment of the market.
The Fund’s notable detractors during the period
•
Allocation positioning overall detracted most from the Fund’s relative performance during the annual period, most especially an overweight to health care and an underweight to communication services.
•
Security selection within the health care, communication services, consumer discretionary and financials sectors also weighed on relative results.
•
Holdings that detracted most from performance, relative to the benchmark, included insulin delivery systems manufacturer Insulet Corp., athletic footwear and apparel company NIKE, Inc. (Class B), life science tools and integrated systems manufacturer Illumina, Inc., cosmetics and personal care products seller Estee Lauder Companies Inc. (Class A) and biotechnology company BioMarin Pharmaceutical, Inc.
The Fund’s notable contributors during the period
•
The Fund benefited most, relative to the benchmark, from its security selection within the information technology, industrials and real estate sectors.
•
Top individual holdings that contributed positively to the Fund’s relative performance during the annual period included cloud-based cybersecurity provider CrowdStrike Holdings, Inc., pharmaceutical company Eli Lilly and Company and
Columbia Select Large Cap Growth Fund  | Annual Report 2024

Manager Discussion of Fund Performance (continued)
(Unaudited)
semiconductor company Advanced Micro Devices, Inc. Not holding positions in information technology giant Apple Inc. and electric vehicle maker Tesla, Inc., each of which significantly underperformed the Russell 1000 Growth Index during the annual period, also made these two companies top positive contributors to the Fund’s relative results.
Market risk may affect a single issuer, sector of the economy, industry or the market as a whole. Growth securities, at times, may not perform as well as value securities or the stock market in general and may be out of favor with investors. Foreign investments subject the Fund to risks, including political, economic, market, social and others within a particular country, as well as to currency instabilities and less stringent financial and accounting standards generally applicable to U.S. issuers. Investments in a limited number of companies or sectors subject the Fund to greater risk of loss. The Fund may invest significantly in issuers within a particular sector, which may be negatively affected by market, economic or other conditions, making the Fund more vulnerable to unfavorable developments in the sector. See the Fund’s prospectus for more information on these and other risks.
The views expressed in this report reflect the current views of the respective parties who have contributed to this report. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia fund. References to specific securities should not be construed as a recommendation or investment advice.

Columbia Select Large Cap Growth Fund  | Annual Report 2024

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are shareholder transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing fund costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
October 1, 2023 — March 31, 2024
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,260.30	1,019.58	5.81	5.19	1.04
Advisor Class	1,000.00	1,000.00	1,262.10	1,020.82	4.42	3.95	0.79
Institutional Class	1,000.00	1,000.00	1,262.70	1,020.82	4.42	3.95	0.79
Institutional 2 Class	1,000.00	1,000.00	1,263.40	1,021.31	3.86	3.45	0.69
Institutional 3 Class	1,000.00	1,000.00	1,262.50	1,021.56	3.58	3.20	0.64
Class R	1,000.00	1,000.00	1,259.30	1,018.35	7.21	6.44	1.29
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 366.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
Columbia Select Large Cap Growth Fund  | Annual Report 2024

Portfolio of Investments
March 31, 2024
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 100.0%
Issuer	Shares	Value ($)
Communication Services 5.7%
Interactive Media & Services 4.3%
Alphabet, Inc., Class A(a)	182,277	27,511,068
Match Group, Inc.(a)	701,859	25,463,444
Total		52,974,512
Media 1.4%
Trade Desk, Inc. (The), Class A(a)	201,098	17,579,987
Total Communication Services		70,554,499
Consumer Discretionary 20.3%
Broadline Retail 5.3%
Amazon.com, Inc.(a)	363,245	65,522,133
Hotels, Restaurants & Leisure 6.7%
Booking Holdings, Inc.	10,780	39,108,546
Chipotle Mexican Grill, Inc.(a)	15,122	43,956,176
Total		83,064,722
Specialty Retail 3.2%
O’Reilly Automotive, Inc.(a)	34,530	38,980,227
Textiles, Apparel & Luxury Goods 5.1%
lululemon athletica, Inc.(a)	79,906	31,215,279
NIKE, Inc., Class B	332,105	31,211,228
Total		62,426,507
Total Consumer Discretionary		249,993,589
Consumer Staples 2.7%
Consumer Staples Distribution & Retail 2.7%
Costco Wholesale Corp.	45,337	33,215,246
Total Consumer Staples		33,215,246
Financials 8.9%
Capital Markets 5.2%
Charles Schwab Corp. (The)	396,281	28,666,967
MSCI, Inc.	62,757	35,172,161
Total		63,839,128
Financial Services 3.7%
Visa, Inc., Class A	164,179	45,819,075
Total Financials		109,658,203
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care 20.5%
Biotechnology 4.7%
BioMarin Pharmaceutical, Inc.(a)	377,078	32,933,992
Exact Sciences Corp.(a)	360,651	24,906,558
Total		57,840,550
Health Care Equipment & Supplies 8.2%
DexCom, Inc.(a)	255,769	35,475,160
Insulet Corp.(a)	117,287	20,102,992
Intuitive Surgical, Inc.(a)	114,067	45,522,999
Total		101,101,151
Health Care Technology 2.7%
Veeva Systems Inc., Class A(a)	142,717	33,066,102
Life Sciences Tools & Services 1.3%
Illumina, Inc.(a)	112,193	15,406,343
Pharmaceuticals 3.6%
Eli Lilly & Co.	57,155	44,464,304
Total Health Care		251,878,450
Industrials 4.2%
Building Products 2.0%
Trane Technologies PLC	83,516	25,071,503
Construction & Engineering 2.2%
Quanta Services, Inc.	103,308	26,839,419
Total Industrials		51,910,922
Information Technology 33.9%
Semiconductors & Semiconductor Equipment 12.4%
Advanced Micro Devices, Inc.(a)	190,023	34,297,251
Applied Materials, Inc.	123,578	25,485,491
NVIDIA Corp.	82,085	74,168,723
ON Semiconductor Corp.(a)	262,868	19,333,941
Total		153,285,406
Software 21.5%
Adobe, Inc.(a)	67,382	34,000,957
Crowdstrike Holdings, Inc., Class A(a)	106,709	34,209,838
Dynatrace, Inc.(a)	585,294	27,181,054
Intuit, Inc.	54,936	35,708,400
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Select Large Cap Growth Fund  | Annual Report 2024

Portfolio of Investments (continued)
March 31, 2024
Common Stocks (continued)
Issuer	Shares	Value ($)
Microsoft Corp.	142,578	59,985,416
Palo Alto Networks, Inc.(a)	109,686	31,165,083
ServiceNow, Inc.(a)	55,121	42,024,251
Total		264,274,999
Total Information Technology		417,560,405
Real Estate 3.8%
Real Estate Management & Development 3.8%
CoStar Group, Inc.(a)	484,638	46,816,031
Total Real Estate		46,816,031
Total Common Stocks (Cost $616,599,450)		1,231,587,345

Money Market Funds 0.0%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.543%(b),(c)	639,777	639,649
Total Money Market Funds (Cost $639,454)		639,649
Total Investments in Securities (Cost: $617,238,904)		1,232,226,994
Other Assets & Liabilities, Net		(566,081)
Net Assets		1,231,660,913
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at March 31, 2024.
(c)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the year ended March 31, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.543%
	6,433,905	313,052,288	(318,845,675)	(869)	639,649	1,772	770,818	639,777
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Select Large Cap Growth Fund  | Annual Report 2024

Portfolio of Investments (continued)
March 31, 2024
Fair value measurements   (continued)
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2024:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	70,554,499	—	—	70,554,499
Consumer Discretionary	249,993,589	—	—	249,993,589
Consumer Staples	33,215,246	—	—	33,215,246
Financials	109,658,203	—	—	109,658,203
Health Care	251,878,450	—	—	251,878,450
Industrials	51,910,922	—	—	51,910,922
Information Technology	417,560,405	—	—	417,560,405
Real Estate	46,816,031	—	—	46,816,031
Total Common Stocks	1,231,587,345	—	—	1,231,587,345
Money Market Funds	639,649	—	—	639,649
Total Investments in Securities	1,232,226,994	—	—	1,232,226,994
See the Portfolio of Investments for all investment classifications not indicated in the table.
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Select Large Cap Growth Fund  | Annual Report 2024

Statement of Assets and Liabilities
March 31, 2024

Assets
Investments in securities, at value
Unaffiliated issuers (cost $616,599,450)	$1,231,587,345
Affiliated issuers (cost $639,454)	639,649
Receivable for:
Capital shares sold	546,920
Dividends	210,193
Foreign tax reclaims	17,538
Expense reimbursement due from Investment Manager	4,149
Prepaid expenses	11,750
Deferred compensation of board members	506,379
Total assets	1,233,523,923
Liabilities
Payable for:
Capital shares redeemed	1,090,384
Management services fees	24,615
Distribution and/or service fees	1,514
Transfer agent fees	138,498
Compensation of board members	2,647
Other expenses	58,233
Deferred compensation of board members	547,119
Total liabilities	1,863,010
Net assets applicable to outstanding capital stock	$1,231,660,913
Represented by
Paid in capital	523,370,516
Total distributable earnings (loss)	708,290,397
Total - representing net assets applicable to outstanding capital stock	$1,231,660,913
Class A
Net assets	$203,021,434
Shares outstanding	24,258,202
Net asset value per share	$8.37
Maximum sales charge	5.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$8.88
Advisor Class
Net assets	$11,588,648
Shares outstanding	1,085,191
Net asset value per share	$10.68
Institutional Class
Net assets	$736,234,869
Shares outstanding	76,324,843
Net asset value per share	$9.65
Institutional 2 Class
Net assets	$112,617,180
Shares outstanding	10,269,709
Net asset value per share	$10.97
Institutional 3 Class
Net assets	$158,962,642
Shares outstanding	13,954,163
Net asset value per share	$11.39
Class R
Net assets	$9,236,140
Shares outstanding	1,523,606
Net asset value per share	$6.06
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Select Large Cap Growth Fund  | Annual Report 2024

Statement of Operations
Year Ended March 31, 2024

Net investment income
Income:
Dividends — unaffiliated issuers	$4,204,275
Dividends — affiliated issuers	770,818
Interfund lending	1,628
Total income	4,976,721
Expenses:
Management services fees	8,246,445
Distribution and/or service fees
Class A	441,316
Class C	122,427
Class R	42,666
Transfer agent fees
Class A	287,148
Advisor Class	16,711
Class C	20,593
Institutional Class	1,072,963
Institutional 2 Class	55,460
Institutional 3 Class	10,351
Class R	13,891
Custodian fees	7,844
Printing and postage fees	100,638
Registration fees	125,949
Accounting services fees	30,993
Legal fees	26,098
Compensation of chief compliance officer	215
Compensation of board members	23,957
Deferred compensation of board members	12,736
Other	29,075
Total expenses	10,687,476
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(1,534,519)
Expense reduction	(420)
Total net expenses	9,152,537
Net investment loss	(4,175,816)
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	181,840,861
Investments — affiliated issuers	1,772
Net realized gain	181,842,633
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	143,386,856
Investments — affiliated issuers	(869)
Net change in unrealized appreciation (depreciation)	143,385,987
Net realized and unrealized gain	325,228,620
Net increase in net assets resulting from operations	$321,052,804
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Select Large Cap Growth Fund  | Annual Report 2024

Statement of Changes in Net Assets

	Year Ended March 31, 2024	Year Ended March 31, 2023
Operations
Net investment loss	$(4,175,816)	$(5,678,237)
Net realized gain	181,842,633	53,108,836
Net change in unrealized appreciation (depreciation)	143,385,987	(246,445,045)
Net increase (decrease) in net assets resulting from operations	321,052,804	(199,014,446)
Distributions to shareholders
Net investment income and net realized gains
Class A	(22,800,381)	(20,833,919)
Advisor Class	(1,047,119)	(1,533,659)
Class C	(1,802,959)	(5,334,510)
Institutional Class	(73,321,577)	(81,719,629)
Institutional 2 Class	(9,708,652)	(18,375,074)
Institutional 3 Class	(14,725,119)	(25,431,479)
Class R	(1,434,408)	(1,188,225)
Total distributions to shareholders	(124,840,215)	(154,416,495)
Decrease in net assets from capital stock activity	(84,703,905)	(208,345,130)
Total increase (decrease) in net assets	111,508,684	(561,776,071)
Net assets at beginning of year	1,120,152,229	1,681,928,300
Net assets at end of year	$1,231,660,913	$1,120,152,229
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Select Large Cap Growth Fund  | Annual Report 2024

Statement of Changes in Net Assets  (continued)

	Year Ended		Year Ended
	March 31, 2024		March 31, 2023
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Shares sold	5,581,526	42,208,670	3,357,425	22,303,218
Distributions reinvested	2,623,195	19,891,497	3,117,950	18,052,933
Shares redeemed	(6,089,935)	(46,504,679)	(5,674,645)	(38,655,560)
Net increase	2,114,786	15,595,488	800,730	1,700,591
Advisor Class
Shares sold	247,153	2,349,543	299,458	2,437,018
Distributions reinvested	90,924	873,526	195,174	1,399,397
Shares redeemed	(326,086)	(3,104,981)	(945,901)	(7,883,136)
Net increase (decrease)	11,991	118,088	(451,269)	(4,046,721)
Class C
Shares sold	260,168	1,085,681	772,782	3,029,175
Distributions reinvested	420,511	1,757,738	1,551,314	5,212,415
Shares redeemed	(5,625,999)	(23,540,397)	(3,146,181)	(12,763,486)
Net decrease	(4,945,320)	(20,696,978)	(822,085)	(4,521,896)
Institutional Class
Shares sold	12,448,511	107,789,059	24,459,307	183,304,188
Distributions reinvested	7,608,435	66,193,571	11,390,689	74,495,107
Shares redeemed	(27,561,106)	(234,919,036)	(36,797,775)	(280,958,674)
Net decrease	(7,504,160)	(60,936,406)	(947,779)	(23,159,379)
Institutional 2 Class
Shares sold	732,362	7,080,609	3,026,069	26,540,782
Distributions reinvested	984,820	9,705,735	2,505,349	18,364,209
Shares redeemed	(1,185,453)	(11,820,337)	(13,095,935)	(111,098,657)
Net increase (decrease)	531,729	4,966,007	(7,564,517)	(66,193,666)
Institutional 3 Class
Shares sold	2,118,787	21,453,460	2,367,315	20,786,761
Distributions reinvested	695,012	7,105,741	895,294	6,786,325
Shares redeemed	(5,219,797)	(52,769,643)	(15,932,180)	(140,729,914)
Net decrease	(2,405,998)	(24,210,442)	(12,669,571)	(113,156,828)
Class R
Shares sold	151,428	853,541	188,326	975,719
Distributions reinvested	258,022	1,434,408	270,051	1,188,224
Shares redeemed	(313,859)	(1,827,611)	(213,969)	(1,131,174)
Net increase	95,591	460,338	244,408	1,032,769
Total net decrease	(12,101,381)	(84,703,905)	(21,410,083)	(208,345,130)
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Select Large Cap Growth Fund  | Annual Report 2024

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Columbia Select Large Cap Growth Fund  | Annual Report 2024

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net realized gains	Total distributions to shareholders
Class A
Year Ended 3/31/2024	$7.17	(0.04)	2.22	2.18	(0.98)	(0.98)
Year Ended 3/31/2023	$9.36	(0.05)	(1.13)	(1.18)	(1.01)	(1.01)
Year Ended 3/31/2022	$13.58	(0.10)	0.11 (e)	0.01	(4.23)	(4.23)
Year Ended 3/31/2021	$10.37	(0.09)	6.94	6.85	(3.64)	(3.64)
Year Ended 3/31/2020	$15.01	(0.09)	(0.20)	(0.29)	(4.35)	(4.35)
Advisor Class
Year Ended 3/31/2024	$8.90	(0.03)	2.79	2.76	(0.98)	(0.98)
Year Ended 3/31/2023	$11.25	(0.04)	(1.30)	(1.34)	(1.01)	(1.01)
Year Ended 3/31/2022	$15.53	(0.08)	0.04 (e)	(0.04)	(4.24)	(4.24)
Year Ended 3/31/2021	$11.50	(0.06)	7.76	7.70	(3.67)	(3.67)
Year Ended 3/31/2020	$16.16	(0.07)	(0.24)	(0.31)	(4.35)	(4.35)
Institutional Class
Year Ended 3/31/2024	$8.12	(0.03)	2.54	2.51	(0.98)	(0.98)
Year Ended 3/31/2023	$10.38	(0.03)	(1.22)	(1.25)	(1.01)	(1.01)
Year Ended 3/31/2022	$14.63	(0.07)	0.06 (e)	(0.01)	(4.24)	(4.24)
Year Ended 3/31/2021	$10.97	(0.06)	7.39	7.33	(3.67)	(3.67)
Year Ended 3/31/2020	$15.61	(0.06)	(0.23)	(0.29)	(4.35)	(4.35)
Institutional 2 Class
Year Ended 3/31/2024	$9.11	(0.02)	2.86	2.84	(0.98)	(0.98)
Year Ended 3/31/2023	$11.47	(0.03)	(1.32)	(1.35)	(1.01)	(1.01)
Year Ended 3/31/2022	$15.75	(0.07)	0.04 (e)	(0.03)	(4.25)	(4.25)
Year Ended 3/31/2021	$11.62	(0.04)	7.85	7.81	(3.68)	(3.68)
Year Ended 3/31/2020	$16.27	(0.05)	(0.25)	(0.30)	(4.35)	(4.35)
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Select Large Cap Growth Fund  | Annual Report 2024

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Year Ended 3/31/2024	$8.37	32.30%	1.18%	1.04% (c)	(0.60% )	33%	$203,021
Year Ended 3/31/2023	$7.17	(10.01% )	1.18% (d)	1.06% (c),(d)	(0.69% )	26%	$158,841
Year Ended 3/31/2022	$9.36	(3.91% )	1.10%	1.06% (c)	(0.82% )	32%	$199,667
Year Ended 3/31/2021	$13.58	70.22%	1.11% (d)	1.07% (c),(d)	(0.63% )	31%	$244,546
Year Ended 3/31/2020	$10.37	(4.31% )	1.12% (d)	1.12% (c),(d)	(0.71% )	22%	$151,807
Advisor Class
Year Ended 3/31/2024	$10.68	32.54%	0.93%	0.79% (c)	(0.35% )	33%	$11,589
Year Ended 3/31/2023	$8.90	(9.72% )	0.92% (d)	0.81% (c),(d)	(0.45% )	26%	$9,550
Year Ended 3/31/2022	$11.25	(3.73% )	0.85%	0.81% (c)	(0.56% )	32%	$17,145
Year Ended 3/31/2021	$15.53	70.74%	0.86% (d)	0.83% (c),(d)	(0.39% )	31%	$18,638
Year Ended 3/31/2020	$11.50	(4.10% )	0.87% (d)	0.87% (c),(d)	(0.46% )	22%	$19,707
Institutional Class
Year Ended 3/31/2024	$9.65	32.59%	0.93%	0.79% (c)	(0.35% )	33%	$736,235
Year Ended 3/31/2023	$8.12	(9.67% )	0.93% (d)	0.81% (c),(d)	(0.45% )	26%	$680,663
Year Ended 3/31/2022	$10.38	(3.77% )	0.85%	0.81% (c)	(0.56% )	32%	$880,232
Year Ended 3/31/2021	$14.63	70.79%	0.86% (d)	0.83% (c),(d)	(0.39% )	31%	$1,003,322
Year Ended 3/31/2020	$10.97	(4.12% )	0.87% (d)	0.87% (c),(d)	(0.46% )	22%	$744,099
Institutional 2 Class
Year Ended 3/31/2024	$10.97	32.68%	0.83%	0.69%	(0.24% )	33%	$112,617
Year Ended 3/31/2023	$9.11	(9.61% )	0.81% (d)	0.72% (d)	(0.36% )	26%	$88,680
Year Ended 3/31/2022	$11.47	(3.65% )	0.77%	0.72%	(0.48% )	32%	$198,407
Year Ended 3/31/2021	$15.75	71.00%	0.77% (d)	0.73% (d)	(0.29% )	31%	$209,540
Year Ended 3/31/2020	$11.62	(4.00% )	0.77% (d)	0.75% (d)	(0.34% )	22%	$144,651
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Select Large Cap Growth Fund  | Annual Report 2024

Financial Highlights (continued)

	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net realized gains	Total distributions to shareholders
Institutional 3 Class
Year Ended 3/31/2024	$9.42	(0.02)	2.97	2.95	(0.98)	(0.98)
Year Ended 3/31/2023	$11.81	(0.03)	(1.35)	(1.38)	(1.01)	(1.01)
Year Ended 3/31/2022	$16.10	(0.06)	0.02 (e)	(0.04)	(4.25)	(4.25)
Year Ended 3/31/2021	$11.83	(0.04)	8.00	7.96	(3.69)	(3.69)
Year Ended 3/31/2020	$16.48	(0.04)	(0.26)	(0.30)	(4.35)	(4.35)
Class R
Year Ended 3/31/2024	$5.44	(0.05)	1.65	1.60	(0.98)	(0.98)
Year Ended 3/31/2023	$7.45	(0.05)	(0.95)	(1.00)	(1.01)	(1.01)
Year Ended 3/31/2022	$11.61	(0.11)	0.17 (e)	0.06	(4.22)	(4.22)
Year Ended 3/31/2021	$9.21	(0.10)	6.12	6.02	(3.62)	(3.62)
Year Ended 3/31/2020	$13.83	(0.11)	(0.16)	(0.27)	(4.35)	(4.35)

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	The benefits derived from expense reductions had an impact of less than 0.01%.
(d)	Ratios include interfund lending expense which is less than 0.01%.
(e)
Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to timing of Fund shares sold and redeemed in relation to fluctuations in the market value of the portfolio.

The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Select Large Cap Growth Fund  | Annual Report 2024

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Year Ended 3/31/2024	$11.39	32.77%	0.78%	0.64%	(0.20% )	33%	$158,963
Year Ended 3/31/2023	$9.42	(9.59% )	0.77% (d)	0.67% (d)	(0.31% )	26%	$154,171
Year Ended 3/31/2022	$11.81	(3.63% )	0.72%	0.67%	(0.43% )	32%	$342,904
Year Ended 3/31/2021	$16.10	70.96%	0.72% (d)	0.69% (d)	(0.24% )	31%	$573,613
Year Ended 3/31/2020	$11.83	(3.93% )	0.72% (d)	0.71% (d)	(0.30% )	22%	$550,287
Class R
Year Ended 3/31/2024	$6.06	31.86%	1.43%	1.30% (c)	(0.85% )	33%	$9,236
Year Ended 3/31/2023	$5.44	(10.19% )	1.43% (d)	1.31% (c),(d)	(0.94% )	26%	$7,769
Year Ended 3/31/2022	$7.45	(4.20% )	1.35%	1.31% (c)	(1.06% )	32%	$8,814
Year Ended 3/31/2021	$11.61	69.94%	1.36% (d)	1.32% (c),(d)	(0.88% )	31%	$12,146
Year Ended 3/31/2020	$9.21	(4.59% )	1.38% (d)	1.38% (c),(d)	(0.97% )	22%	$8,892
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Select Large Cap Growth Fund  | Annual Report 2024

Notes to Financial Statements
March 31, 2024
Note 1. Organization
Columbia Select Large Cap Growth Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A shares are offered to the general public for investment. Advisor Class, Institutional Class, Institutional 2 Class, Institutional 3 Class and Class R shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus.
In September 2023, the Board of Trustees of the Fund approved a proposal to accelerate the conversion of Class C shares into Class A shares of the Fund. Effective at the start of business on October 25, 2023, Class C shares of the Fund were closed to new and existing investors. Effective at the close of business on November 15, 2023, shares held by Class C shareholders were converted into Class A shares in a tax-free transaction.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy approved by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the

Columbia Select Large Cap Growth Fund  | Annual Report 2024

Notes to Financial Statements (continued)
March 31, 2024
close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Columbia Select Large Cap Growth Fund  | Annual Report 2024

Notes to Financial Statements (continued)
March 31, 2024
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid each calendar quarter. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncements and regulatory updates
Tailored Shareholder Reports
In October 2022, the Securities and Exchange Commission adopted a final rule, "Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds; Fee Information in Investment Company Advertisements." The rule and form amendments will, among other things, require the Fund to transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that funds tag information in a structured data format and that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective January 24, 2023. There is an 18-month transition period after the effective date of the amendments.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.77% to 0.57% as the Fund’s net assets increase. The effective management services fee rate for the year ended March 31, 2024 was 0.74% of the Fund’s average daily net assets.

Columbia Select Large Cap Growth Fund  | Annual Report 2024

Notes to Financial Statements (continued)
March 31, 2024
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with SS&C GIDS, Inc. (SS&C GIDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of SS&C GIDS for services as sub-transfer agent and SS&C GIDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.
For the year ended March 31, 2024, the Fund’s effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.16
Advisor Class	0.16
Class C	0.12 (a)
Institutional Class	0.16
Institutional 2 Class	0.06
Institutional 3 Class	0.01
Class R	0.16

(a)	Unannualized.
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the year ended March 31, 2024, these minimum account balance fees reduced total expenses of the Fund by $420.
Columbia Select Large Cap Growth Fund  | Annual Report 2024

Notes to Financial Statements (continued)
March 31, 2024
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A and Class C shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rates of 0.75% and 0.50% of the average daily net assets attributable to Class C and Class R shares of the Fund, respectively. As a result of Class C shares of the Fund being converted to Class A shares, November 15, 2023 was the last day the Fund paid a distribution and service fee for Class C shares.
Sales charges (unaudited)
Sales charges, including front-end charges and contingent deferred sales charges (CDSCs), received by the Distributor for distributing Fund shares for the year ended March 31, 2024, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	5.75	0.50 - 1.00 (a)	102,812
Class C	—	1.00 (b)	557

(a)
This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.

(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
The Fund’s other share classes are not subject to sales charges.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	August 1, 2023 through July 31, 2024	Prior to August 1, 2023
Class A	1.05%	1.05%
Advisor Class	0.80	0.80
Institutional Class	0.80	0.80
Institutional 2 Class	0.69	0.71
Institutional 3 Class	0.64	0.66
Class R	1.30	1.30
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. In addition to the contractual agreement, the Investment Manager

Columbia Select Large Cap Growth Fund  | Annual Report 2024

Notes to Financial Statements (continued)
March 31, 2024
and certain of its affiliates have voluntarily agreed to waive fees and/or reimburse Fund expenses (excluding certain fees and expenses described above) so that Fund level expenses (expenses directly attributable to the Fund and not to a specific share class) are waived proportionately across all share classes. This arrangement may be revised or discontinued at any time. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At March 31, 2024, these differences were primarily due to differing treatment for deferral/reversal of wash sale losses, late-year ordinary losses, trustees’ deferred compensation, net operating loss reclassification and earnings and profits distributed to shareholders on the redemption of shares.  To the extent these differences were permanent, reclassifications were made among the components of the Fund’s net assets. Temporary differences do not require reclassifications.
The following reclassifications were made:
Excess of distributions over net investment income ($)	Accumulated net realized gain ($)	Paid in capital ($)
3,921,834	(12,124,000)	8,202,166
Net investment income (loss) and net realized gains (losses), as disclosed in the Statement of Operations, and net assets were not affected by this reclassification.
The tax character of distributions paid during the years indicated was as follows:
Year Ended March 31, 2024			Year Ended March 31, 2023
Ordinary income ($)	Long-term capital gains ($)	Total ($)	Ordinary income ($)	Long-term capital gains ($)	Total ($)
—	124,840,215	124,840,215	—	154,416,495	154,416,495
Short-term capital gain distributions, if any, are considered ordinary income distributions for tax purposes.
At March 31, 2024, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income ($)	Undistributed long-term capital gains ($)	Capital loss carryforwards ($)	Net unrealized appreciation ($)
—	103,255,894	—	606,852,228
At March 31, 2024, the cost of all investments for federal income tax purposes along with the aggregate gross unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
625,374,766	612,802,866	(5,950,638)	606,852,228
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Under current tax rules, regulated investment companies can elect to treat certain late-year ordinary losses incurred and post-October capital losses (capital losses realized after October 31) as arising on the first day of the following taxable year. As of March 31, 2024, the Fund will elect to treat the following late-year ordinary losses and post-October capital losses as arising on April 1, 2024.
Columbia Select Large Cap Growth Fund  | Annual Report 2024

Notes to Financial Statements (continued)
March 31, 2024
Late year ordinary losses ($)	Post-October capital losses ($)
1,301,974	—
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $372,967,503 and $581,133,022, respectively, for the year ended March 31, 2024. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and, by October 2, 2024, to a mandatory liquidity fee if daily net redemptions exceed 5% of net assets.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund’s activity in the Interfund Program during the year ended March 31, 2024 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Lender	10,000,000	5.86	1
Interest income earned by the Fund is recorded as Interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at March 31, 2024.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 26, 2023 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $900 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured

Columbia Select Large Cap Growth Fund  | Annual Report 2024

Notes to Financial Statements (continued)
March 31, 2024
overnight financing rate plus 0.10% and (iii) the overnight bank funding rate plus, in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 26, 2023 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $950 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate plus, in each case, 1.00%.
The Fund had no borrowings during the year ended March 31, 2024.
Note 9. Significant risks
Consumer discretionary sector risk
The Fund may be vulnerable to the particular risks that may affect companies in the consumer discretionary sector. Companies in the consumer discretionary sector are subject to certain risks, including fluctuations in the performance of the overall domestic and international economies, interest rate changes, increased competition and consumer confidence. Performance of such companies may be affected by factors including reduced disposable household income, reduced consumer spending, changing demographics and consumer tastes.
Health care sector risk
The Fund may be vulnerable to the particular risks that may affect companies in the health care sector. Companies in the health care sector are subject to certain risks, including restrictions on government reimbursement for medical expenses, government approval of medical products and services, competitive pricing pressures, and the rising cost of medical products and services (especially for companies dependent upon a relatively limited number of products or services). Performance of such companies may be affected by factors including government regulation, obtaining and protecting patents (or the failure to do so), product liability and other similar litigation as well as product obsolescence.
Information technology sector risk
The Fund may be vulnerable to the particular risks that may affect companies in the information technology sector. Companies in the information technology sector are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many information technology sector companies have limited operating histories and prices of these companies’ securities historically have been more volatile than other securities, especially over the short term. Some companies in the information technology sector are facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action, which could negatively impact the value of their securities.
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events
Columbia Select Large Cap Growth Fund  | Annual Report 2024

Notes to Financial Statements (continued)
March 31, 2024
such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The large-scale invasion of Ukraine by Russia in February 2022 has resulted in sanctions and market disruptions, including declines in regional and global stock markets, unusual volatility in global commodity markets and significant devaluations of Russian currency. The extent and duration of the military action are impossible to predict but could continue to be significant. Market disruption caused by the Russian military action, and any countermeasures or responses thereto (including international sanctions, a downgrade in a country’s credit rating, purchasing and financing restrictions, boycotts, tariffs, changes in consumer or purchaser preferences, cyberattacks and espionage) could continue to have severe adverse impacts on regional and/or global securities and commodities markets, including markets for oil and natural gas. These impacts may include reduced market liquidity, distress in credit markets, further disruption of global supply chains, increased risk of inflation, restricted cross-border payments and limited access to investments and/or assets in certain international markets and/or issuers. These developments and other related events could negatively impact Fund performance.
Shareholder concentration risk
At March 31, 2024, affiliated shareholders of record owned 33.3% of the outstanding shares of the Fund in one or more accounts. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved in the normal course of business in legal proceedings which include regulatory inquiries, arbitration and litigation, including class actions concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.

Columbia Select Large Cap Growth Fund  | Annual Report 2024

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Columbia Funds Series Trust I and Shareholders of Columbia Select Large Cap Growth Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Columbia Select Large Cap Growth Fund (one of the funds constituting Columbia Funds Series Trust I, referred to hereafter as the "Fund") as of March 31, 2024, the related statement of operations for the year ended March 31, 2024, the statement of changes in net assets for each of the two years in the period ended March 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended March 31, 2024 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of March 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended March 31, 2024 and the financial highlights for each of the five years in the period ended March 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2024 by correspondence with the custodian and transfer agent. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Minneapolis, Minnesota
May 23, 2024
We have served as the auditor of one or more investment companies within the Columbia Funds Complex since 1977.
Columbia Select Large Cap Growth Fund  | Annual Report 2024

 Federal Income Tax Information
(Unaudited)
The Fund hereby designates the following tax attributes for the fiscal year ended March 31, 2024. Shareholders will be notified in early 2025 of the amounts for use in preparing 2024 income tax returns.
Capital gain dividend
$198,234,064
Capital gain dividend. The Fund designates as a capital gain dividend the amount reflected above, or if subsequently determined to be different, the net capital gain of such fiscal period.
 TRUSTEES AND OFFICERS
(Unaudited)
The Board oversees the Fund’s operations and appoints officers who are responsible for day-to-day business decisions based on policies set by the Board. The following table provides basic biographical information about the Fund’s Trustees as of the printing of this report, including their principal occupations during the past five years, although specific titles for individuals may have varied over the period. The year set forth beneath Length of Service in the table below is the year in which the Trustee was first appointed or elected as Trustee to any Fund currently in the Columbia Funds Complex or a predecessor thereof. Under current Board policy, each Trustee generally serves until December 31 of the year such Trustee turns seventy-five (75).
Independent trustees
Name, address, year of birth	Position held with the Columbia Funds and length of service	Principal occupation(s) during past five years and other relevant professional experience	Number of Funds in the Columbia Funds Complex* overseen	Other directorships held by Trustee during the past five years and other relevant Board experience
George S. Batejan c/o Columbia Management Investment Advisers, LLC 290 Congress Street Boston, MA 02210 1954	Trustee since 2017	Executive Vice President, Global Head of Technology and Operations, Janus Capital Group, Inc., 2010-2016	161
Former Chairman of the Board,
NICSA (National Investment
Company Services Association)
(Executive Committee,
Nominating Committee and
Governance Committee),
2014-2016; former Director,
Intech Investment
Management, 2011-2016;
former Board Member, Metro
Denver Chamber of Commerce,
2015-2016; former Advisory
Board Member, University of
Colorado Business School,
2015-2018; former Board
Member, Chase Bank
International, 1993-1994

Columbia Select Large Cap Growth Fund  | Annual Report 2024

TRUSTEES AND OFFICERS (continued)
(Unaudited)
Independent trustees (continued)
Name, address, year of birth	Position held with the Columbia Funds and length of service	Principal occupation(s) during past five years and other relevant professional experience	Number of Funds in the Columbia Funds Complex* overseen	Other directorships held by Trustee during the past five years and other relevant Board experience
Kathleen Blatz c/o Columbia Management Investment Advisers, LLC 290 Congress Street Boston, MA 02210 1954	Trustee since 2006
Attorney, specializing in arbitration and mediation;
Trustee of Gerald Rauenhorst 1982 Trusts, since
2020; Chief Justice, Minnesota Supreme Court,
1998-2006; Associate Justice, Minnesota Supreme
Court, 1996-1998; Fourth Judicial District Court
Judge, Hennepin County, 1994-1996; Attorney in
private practice and public service, 1984-1993; State
Representative, Minnesota House of Representatives,
1979-1993, which included service on the Tax and
Financial Institutions and Insurance Committees;
Member and Interim Chair, Minnesota Sports Facilities
Authority, January-July 2017; Interim President and
Chief Executive Officer, Blue Cross and Blue Shield of
Minnesota (health care insurance), February-July
2018, April-October 2021
			161
Former Trustee, Blue Cross and
Blue Shield of Minnesota,
2009-2021 (Chair of the
Business Development
Committee, 2014-2017; Chair
of the Governance Committee,
2017-2019); former Member
and Chair of the Board,
Minnesota Sports Facilities
Authority, January 2017-July
2017; former Director, Robina
Foundation, 2009-2020
(Chair, 2014-2020); Director,
Richard M. Schulze Family
Foundation, since 2021

Pamela G. Carlton c/o Columbia Management Investment Advisers, LLC 290 Congress Street Boston, MA 02210 1954	Chair since 2023; Trustee since 2007	President, Springboard – Partners in Cross Cultural Leadership (consulting company), since 2003; Managing Director of US Equity Research, JP Morgan Chase, 1999-2003; Director of US Equity Research, Chase Asset Management, 1996-1999; Co-Director Latin America Research, 1993-1996, COO Global Research, 1992-1996, Co-Director of US Research, 1991-1992, Investment Banker, 1982-1991, Morgan Stanley; Attorney, Cleary Gottlieb Steen & Hamilton LLP, 1980-1982	161
Trustee, New York Presbyterian
Hospital Board, since 1996;
Director, DR Bank (Audit
Committee, since 2017 and
Audit Committee Chair, since
November 2023); Director,
Evercore Inc. (Audit
Committee, Nominating and
Governance Committee)
(financial services company),
since 2019; Director, Apollo
Commercial Real Estate
Finance, Inc. (Chair,
Nominating and Governance
Committee), since 2021; the
Governing Council of the
Independent Directors Council
(IDC), since 2021

Janet Langford Carrig c/o Columbia Management Investment Advisers, LLC 290 Congress Street Boston, MA 02210 1957	Trustee since 1996	Senior Vice President, General Counsel and Corporate Secretary, ConocoPhillips (independent energy company), September 2007-October 2018	161	Director, EQT Corporation (natural gas producer), since 2019; former Director, Whiting Petroleum Corporation (independent oil and gas company), 2020-2022
J. Kevin Connaughton c/o Columbia Management Investment Advisers, LLC 290 Congress Street Boston, MA 02210 1964	Trustee since 2020
CEO and President, RhodeWay Financial (non-profit
financial planning firm), since December 2022;
Member, FINRA National Adjudicatory Council, January
2020-December 2023; Adjunct Professor of Finance,
Bentley University January 2018-April 2023;
Consultant to Independent Trustees of CFVIT and CFST
I from March 2016 to June 2020 with respect to CFVIT
and to December 2020 with respect to CFST I;
Managing Director and General Manager of Mutual
Fund Products, Columbia Management Investment
Advisers, LLC, May 2010-February 2015; President,
Columbia Funds, 2008-2015; and senior officer of
Columbia Funds and affiliated funds, 2003-2015
			159
Former Director, The Autism
Project, March
2015-December 2021; former
Member of the Investment
Committee, St. Michael’s
College, November
2015-February 2020; former
Trustee, St. Michael’s College,
June 2017-September 2019;
former Trustee, New Century
Portfolios (former mutual fund
complex), January
2015-December 2017

Columbia Select Large Cap Growth Fund  | Annual Report 2024

TRUSTEES AND OFFICERS (continued)
(Unaudited)
Independent trustees (continued)
Name, address, year of birth	Position held with the Columbia Funds and length of service	Principal occupation(s) during past five years and other relevant professional experience	Number of Funds in the Columbia Funds Complex* overseen	Other directorships held by Trustee during the past five years and other relevant Board experience
Olive M. Darragh c/o Columbia Management Investment Advisers, LLC 290 Congress Street Boston, MA 02210 1962	Trustee since 2020	Managing Director of Darragh Inc. (strategy and talent management consulting firm), since 2010; Founder and CEO, Zolio, Inc. (investment management talent identification platform), since 2004; Consultant to Independent Trustees of CFVIT and CFST I from June 2019 to June 2020 with respect to CFVIT and to December 2020 with respect to CFST I; Partner, Tudor Investments, 2004-2010; Senior Partner, McKinsey & Company (consulting), 1990-2004; Touche Ross CPA, 1985-1988	159
Treasurer, Edinburgh University
US Trust Board, since January
2023; Member, HBS
Community Action Partners
Board, since September 2022;
former Director, University of
Edinburgh Business School
(Member of US Board),
2004-2019; former Director,
Boston Public Library
Foundation, 2008-2017

Patricia M. Flynn c/o Columbia Management Investment Advisers, LLC 290 Congress Street Boston, MA 02210 1950	Trustee since 2004	Professor Emeritus of Economics and Management, Bentley University, since 2023; Professor of Economics and Management, Bentley University, 1976-2023; Dean, McCallum Graduate School of Business, Bentley University, 1992-2002	161
Former Trustee, MA Taxpayers
Foundation, 1997-2022;
former Director, The MA
Business Roundtable,
2003-2019; former
Chairperson, Innovation Index
Advisory Committee, MA
Technology Collaborative,
1997-2020

Brian J. Gallagher c/o Columbia Management Investment Advisers, LLC 290 Congress Street Boston, MA 02210 1954	Trustee since 2017	Retired; Partner with Deloitte & Touche LLP and its predecessors, 1977-2016	161	Trustee, Catholic Schools Foundation, since 2004
Douglas A. Hacker c/o Columbia Management Investment Advisers, LLC 290 Congress Street Boston, MA 02210 1955	Trustee since 1996	Independent business executive, since May 2006; Executive Vice President – Strategy of United Airlines, December 2002 - May 2006; President of UAL Loyalty Services (airline marketing company), September 2001-December 2002; Executive Vice President and Chief Financial Officer of United Airlines, July 1999-September 2001	161
Director, SpartanNash
Company (food distributor),
since November 2013 (Chair
of the Board, since May
2021); Director, Aircastle
Limited (aircraft leasing), since
August 2006 (Chair of Audit
Committee); former Director,
Nash Finch Company (food
distributor), 2005-2013;
former Director, SeaCube
Container Leasing Ltd.
(container leasing),
2010-2013; and former
Director, Travelport Worldwide
Limited (travel information
technology), 2014-2019

Nancy T. Lukitsh c/o Columbia Management Investment Advisers, LLC 290 Congress Street Boston, MA 02210 1956	Trustee since 2011	Senior Vice President, Partner and Director of Marketing, Wellington Management Company, LLP (investment adviser), 1997-2010; Chair, Wellington Management Portfolios (commingled non-U.S. investment pools), 2007-2010; Director, Wellington Trust Company, NA and other Wellington affiliates, 1997-2010	159	None

Columbia Select Large Cap Growth Fund  | Annual Report 2024

TRUSTEES AND OFFICERS (continued)
(Unaudited)
Independent trustees (continued)
Name, address, year of birth	Position held with the Columbia Funds and length of service	Principal occupation(s) during past five years and other relevant professional experience	Number of Funds in the Columbia Funds Complex* overseen	Other directorships held by Trustee during the past five years and other relevant Board experience
David M. Moffett c/o Columbia Management Investment Advisers, LLC 290 Congress Street Boston, MA 02210 1952	Trustee since 2011	Retired; former Chief Executive Officer of Freddie Mac and Chief Financial Officer of U.S. Bank	161
Director, CSX Corporation
(transportation suppliers);
Director, PayPal Holdings Inc.
(payment and data processing
services); former Director,
eBay Inc. (online trading
community), 2007-2015; and
former Director, CIT Bank, CIT
Group Inc. (commercial and
consumer finance),
2010-2016; former Senior
Adviser to The Carlyle Group
(financial services), March
2008-September 2008; former
Governance Consultant to
Bridgewater Associates,
January 2013-December 2015

Catherine James Paglia c/o Columbia Management Investment Advisers, LLC 290 Congress Street Boston, MA 02210 1952	Trustee since 2004	Director, Enterprise Asset Management, Inc. (private real estate and asset management company), since September 1998; Managing Director and Partner, Interlaken Capital, Inc., 1989-1997; Vice President, 1982-1985, Principal, 1985-1987, Managing Director, 1987-1989, Morgan Stanley; Vice President, Investment Banking, 1980-1982, Associate, Investment Banking, 1976-1980, Dean Witter Reynolds, Inc.	161
Director, Valmont Industries,
Inc. (irrigation systems
manufacturer), since 2012;
Trustee, Carleton College (on
the Investment Committee),
since 1987; Trustee, Carnegie
Endowment for International
Peace (on the Investment
Committee), since 2009

Natalie A. Trunow c/o Columbia Management Investment Advisers, LLC 290 Congress Street Boston, MA 02210 1967	Trustee since 2020
Chief Executive Officer, Millennial Portfolio
Solutions LLC (asset management and consulting
services), January 2016-January 2021; Non-executive
Member of the Investment Committee and Valuation
Committee, Sarona Asset Management Inc. (private
equity firm) since September 2019; Advisor, Horizon
Investments (asset management and consulting
services), August 2018-January 2022; Advisor,
Paradigm Asset Management, November
2016-January 2022; Consultant to Independent
Trustees of CFVIT and CFST I from September 2016 to
June 2020 with respect to CFVIT and to December
2020 with respect to CFST I; Director of
Investments/Consultant, Casey Family Programs, April
2016-November 2016; Senior Vice President and
Chief Investment Officer, Calvert Investments, August
2008-January 2016; Section Head and Portfolio
Manager, General Motors Asset Management, June
1997-August 2008
			159
Independent Director,
Investment Committee, Health
Services for Children with
Special Needs, Inc.,
2010-2021; Independent
Director, (Executive Committee
and Chair, Audit Committee),
Consumer Credit Counseling
Services (formerly Guidewell
Financial Solutions), since
2016; Independent Director,
(Investment Committee),
Sarona Asset Management,
since 2019

Sandra L. Yeager c/o Columbia Management Investment Advisers, LLC 290 Congress Street Boston, MA 02210 1964	Trustee since 2017	Retired; President and founder, Hanoverian Capital, LLC (SEC registered investment advisor firm), 2008-2016; Managing Director, DuPont Capital, 2006-2008; Managing Director, Morgan Stanley Investment Management, 2004-2006; Senior Vice President, Alliance Bernstein, 1990-2004	161	Former Director, NAPE (National Alliance for Partnerships in Equity) Education Foundation, October 2016-October 2020; Advisory Board, Jennersville YMCA, June 2022-June 2023
Columbia Select Large Cap Growth Fund  | Annual Report 2024

TRUSTEES AND OFFICERS (continued)
(Unaudited)
Independent trustees (continued)
Interested trustee affiliated with Investment Manager**
Name, address, year of birth	Position held with the Columbia Funds and length of service	Principal occupation(s) during the past five years and other relevant professional experience	Number of Funds in the Columbia Funds Complex* overseen	Other directorships held by Trustee during the past five years and other relevant Board experience
Daniel J. Beckman c/o Columbia Management Investment Advisers, LLC 290 Congress Street Boston, MA 02210 1962	Trustee since November 2021 and President since June 2021	President and Principal Executive Officer of the Columbia Funds, since June 2021; Vice President, Columbia Management Investment Advisers, LLC, since April 2015; formerly, Vice President – Head of North America Product, Columbia Management Investment Advisers, LLC, April 2015 – December 2023; President and Principal Executive Officer, Columbia Acorn/Wanger Funds, since July 2021	161
Director, Ameriprise
Trust Company, since October
2016; Director, Columbia
Management Investment
Distributors, Inc., since
November 2018; Board of
Governors, Columbia Wanger
Asset Management, LLC, since
January 2022

*
The term “Columbia Funds Complex” as used herein includes Columbia Seligman Premium Technology Growth Fund, Tri-Continental Corporation and each series of Columbia Funds Series Trust (CFST), Columbia Funds Series Trust I (CFST I), Columbia Funds Series Trust II (CFST II), Columbia ETF Trust I (CET I), Columbia ETF Trust II (CET II), Columbia Funds Variable Insurance Trust (CFVIT) and Columbia Funds Variable Series Trust II (CFVST II). Messrs. Batejan, Beckman, Gallagher, Hacker and Moffett and Mses. Blatz, Carlton, Carrig, Flynn, Paglia, and Yeager serve as directors of Columbia Seligman Premium Technology Growth Fund and Tri-Continental Corporation.

**	Interested person (as defined under the 1940 Act) by reason of being an officer, director, security holder and/or employee of the Investment Manager or Ameriprise Financial.
The Statement of Additional Information has additional information about the Fund’s Board members and is available, without charge, upon request by calling 800.345.6611, visiting columbiathreadneedleus.com/investor/ or contacting your financial intermediary.
The Board has appointed officers who are responsible for day-to-day business decisions based on policies it has established. The officers serve at the pleasure of the Board. The following table provides basic information about the Officers of the Fund as of the printing of this report, including principal occupations during the past five years, although their specific titles may have varied over the period. In addition to Mr. Beckman, who is President and Principal Executive Officer, the Fund’s other officers are:
Fund officers
Name, address and year of birth	Position and year first appointed to position for any Fund in the Columbia Funds Complex or a predecessor thereof	Principal occupation(s) during past five years
Michael G. Clarke 290 Congress Street Boston, MA 02210 1969
Chief Financial Officer and
Principal Financial Officer
(2009); Senior Vice President
(2019); Treasurer and Chief
Accounting Officer (Principal
Accounting Officer) (2024) for
CFST, CFST I, CFST II, CFVIT
and CFVST II

Senior Vice President and North America Head of Operations & Investor Services, Columbia Management
Investment Advisers, LLC, since June 2023 (previously Senior Vice President and Head of Global
Operations, March 2022 – June 2023, Vice President, Head of North America Operations, and Co-Head of
Global Operations, June 2019 - February 2022 and Vice President – Accounting and Tax, May 2010 -
May 2019); senior officer of Columbia Funds and affiliated funds, since 2002. Director, Ameriprise Trust
Company, since June 2023.

Columbia Select Large Cap Growth Fund  | Annual Report 2024

TRUSTEES AND OFFICERS (continued)
(Unaudited)
Fund officers (continued)
Name, address and year of birth	Position and year first appointed to position for any Fund in the Columbia Funds Complex or a predecessor thereof	Principal occupation(s) during past five years
Marybeth Pilat 290 Congress Street Boston, MA 02210 1968	Treasurer and Chief Accounting Officer (Principal Accounting Officer) and Principal Financial Officer (2020) for CET I and CET II; Assistant Treasurer, CFST, CFST I, CFST II, CFVIT and CFVST II	Vice President – Product Pricing and Administration, Columbia Management Investment Advisers, LLC, since May 2017.
William F. Truscott 290 Congress Street Boston, MA 02210 1960	Senior Vice President (2001)
Formerly, Trustee/Director of Columbia Funds Complex or legacy funds, November 2001 - January 1,
2021; Chief Executive Officer, Global Asset Management, Ameriprise Financial, Inc., since September
2012; Chairman of the Board and President, Columbia Management Investment Advisers, LLC, since July
2004 and February 2012, respectively; Chairman of the Board and Chief Executive Officer, Columbia
Management Investment Distributors, Inc., since November 2008 and February 2012, respectively;
Chairman of the Board and Director, TAM UK International Holdings Limited, since July 2021; formerly
Chairman of the Board and Director, Threadneedle Asset Management Holdings, Sàrl, March 2013 –
December 2022 and December 2008 – December 2022, respectively; senior executive of various entities affiliated with Columbia Threadneedle Investments.

Christopher O. Petersen 5228 Ameriprise Financial Center Minneapolis, MN 55474 1970	Senior Vice President and Assistant Secretary (2021)
Formerly, Trustee/Director of funds within the Columbia Funds Complex, July 1, 2020 - November 22,
2021; Senior Vice President and Assistant General Counsel, Ameriprise Financial, Inc., since September
2021 (previously Vice President and Lead Chief Counsel, January 2015 - September 2021); formerly,
President and Principal Executive Officer of the Columbia Funds, 2015 - 2021; officer of Columbia Funds and affiliated funds, since 2007.

Thomas P. McGuire 290 Congress Street Boston, MA 02210 1972	Senior Vice President and Chief Compliance Officer (2012)
Vice President – Asset Management Compliance, Ameriprise Financial, Inc., since May 2010; Chief
Compliance Officer, Columbia Acorn/Wanger Funds, since December 2015; formerly, Chief Compliance
Officer, Ameriprise Certificate Company, September 2010 – September 2020.

Ryan C. Larrenaga 290 Congress Street Boston, MA 02210 1970	Senior Vice President (2017), Chief Legal Officer (2017), and Secretary (2015)
Vice President and Chief Counsel, Ameriprise Financial, Inc., since August 2018 (previously Vice President and Group Counsel, August 2011 - August 2018); Chief Legal Officer, Columbia Acorn/Wanger Funds,
since September 2020; officer of Columbia Funds and affiliated funds, since 2005.

Michael E. DeFao 290 Congress Street Boston, MA 02210 1968	Vice President (2011) and Assistant Secretary (2010)
Vice President and Chief Counsel, Ameriprise Financial, Inc., since May 2010; Vice President, Chief Legal
Officer and Assistant Secretary, Columbia Management Investment Advisers, LLC, since October 2021
(previously Vice President and Assistant Secretary, May 2010 – September 2021).

Lyn Kephart-Strong 5903 Ameriprise Financial Center Minneapolis, MN 55474 1960	Vice President (2015)
Vice President, Global Investment Operations Services, Columbia Management Investment Advisers, LLC,
since 2010; President, Columbia Management Investment Services Corp., since October 2014; President,
Ameriprise Trust Company, since January 2017.

Columbia Select Large Cap Growth Fund  | Annual Report 2024

 Liquidity Risk Management Program
(Unaudited)
Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a liquidity risk management program (Program). The Program’s principal objectives include assessing, managing and periodically reviewing the Fund’s liquidity risk. Liquidity risk is defined as the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund.
The Board has appointed the Investment Manager as the program administrator for the Fund’s Program. The Investment Manager has delegated oversight of the Program to its Liquidity Risk Management Committee (the Committee). At a board meeting during the fiscal period, the Committee provided the Board with a report addressing the operations of the program and assessing its adequacy and effectiveness of implementation for the period January 1, 2023, through December 31, 2023, including:
•
the Fund had sufficient liquidity to both meet redemptions and operate effectively on behalf of shareholders;
•
there were no material changes to the Program during the period;
•
the implementation of the Program was effective to manage the Fund’s liquidity risk; and
•
the Program operated adequately during the period.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

Columbia Select Large Cap Growth Fund  | Annual Report 2024

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Columbia Select Large Cap Growth Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
ANN215_03_P01_(05/24)

Multi-Manager Growth Strategies Fund
Annual Report
March 31, 2024
In October 2022, the Securities and Exchange Commission (SEC) adopted a final rule, "Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds; Fee Information in Investment Company Advertisements." The rule and form amendments will, among other things, require the Fund to transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that funds tag information in a structured data format and that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective January 24, 2023. There is an 18-month transition period after the effective date of the amendments.
Each Tailored Shareholder Report will be share-class specific and will highlight key fund information the SEC believes is most relevant to investors in assessing their investment in the Fund. Much of the information, including a Fund’s financial statements, that is currently disclosed in a Fund’s shareholder reports will instead be made available on the Fund’s website and filed on Form N-CSR on an annual and semiannual basis. This information will be delivered to investors free of charge upon request. Columbia Fund reports will follow the Tailored Shareholder Report approach beginning with reports covering the period ending May 31, 2024.
The new rule also requires the Fund to mail a printed version of the Tailored Shareholder Report to all shareholders who have not elected to receive shareholder reports electronically. Rather than receiving a postcard notifying investors that the shareholder report for Funds in which they invest is available online, investors will begin receiving the Tailored Shareholder Report in the mail unless they have elected to receive their Fund documents electronically.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

If you elect to receive the shareholder report for Multi-Manager Growth Strategies Fund (the Fund) in paper, mailed to you, the Fund mails one shareholder report to each shareholder address, unless such shareholder elects to receive shareholder reports from the Fund electronically via e-mail or by having a paper notice mailed to you (Postcard Notice) that your Fund’s shareholder report is available at the Columbia funds’ website (columbiathreadneedleus.com/investor/). If you would like more than one report in paper to be mailed to you, or would like to elect to receive reports via e-mail or access them through Postcard Notice, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-PORT, is available on columbiathreadneedleus.com/investor/ or can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
290 Congress Street
Boston, MA 02210
Fund distributor
Columbia Management Investment Distributors, Inc.
290 Congress Street
Boston, MA 02210
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Multi-Manager Growth Strategies Fund | Annual Report 2024

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks long-term capital appreciation.

Portfolio management
Loomis, Sayles & Company, L.P.
Aziz Hamzaogullari, CFA
Los Angeles Capital Management LLC
Thomas Stevens, CFA
Hal Reynolds, CFA
Daniel Allen, CFA
Daniel Arche, CFA
J.P. Morgan Investment Management Inc.
Giri Devulapally, CFA
Holly Fleiss
Larry Lee
Robert Maloney, CFA
Joseph Wilson
Morningstar style boxTM

The Morningstar Style Box is based on a fund’s portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.
© 2024 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Average annual total returns (%) (for the period ended March 31, 2024)
	Inception	1 Year	5 Years	10 Years
Institutional Class*	01/03/17	41.29	16.49	13.76
Institutional 3 Class*	12/18/19	41.35	16.58	13.80
Russell 1000 Growth Index		39.00	18.52	15.98
All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
*
The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. Returns shown for periods prior to the inception date of each class include the returns of the Fund’s Class A shares through January 2, 2017, and for Institutional 3 Class shares, include the returns of the Fund’s Institutional Class shares for the period from January 3, 2017 through the inception date of the class. Class A shares were offered prior to the Fund’s Institutional Class shares but have since been merged into the Fund’s Institutional Class shares. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
The Russell 1000 Growth Index, an unmanaged index, measures the performance of those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Multi-Manager Growth Strategies Fund  | Annual Report 2024
3

Fund at a Glance  (continued)
(Unaudited)
Performance of a hypothetical $10,000 investment (March 31, 2014 — March 31, 2024)

The chart above shows the change in value of a hypothetical $10,000 investment in Institutional Class shares of Multi-Manager Growth Strategies Fund during the stated time period, and does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares.

Portfolio breakdown (%) (at March 31, 2024)
Common Stocks	97.2
Money Market Funds	2.8
Total	100.0
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.

Equity sector breakdown (%) (at March 31, 2024)
Communication Services	16.0
Consumer Discretionary	16.9
Consumer Staples	2.5
Energy	0.2
Financials	7.2
Health Care	10.4
Industrials	6.6
Information Technology	39.9
Materials	0.3
Utilities	0.0 (a)
Total	100.0

(a)	Rounds to zero.
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.
4
Multi-Manager Growth Strategies Fund  | Annual Report 2024

Manager Discussion of Fund Performance
(Unaudited)
Columbia Management Investment Advisers, LLC (CMIA) serves as the investment manager for the Fund and attempts to achieve the Fund’s objective by selecting one or more subadvisers to manage sleeves of the Fund independently of each other. As of March 31, 2024, J.P. Morgan Investment Management, Inc. (JPMIM), Loomis, Sayles & Company, L.P. (Loomis Sayles) and Los Angeles Capital Management LLC (Los Angeles Capital) managed approximately 27.4%, 35.4% and 37.2% of the portfolio, respectively.
For the 12-month period that ended March 31, 2024, Institutional Class shares of Multi-Manager Growth Strategies Fund returned 41.29%. The Fund’s benchmark, the Russell 1000 Growth Index, returned 39.00% for the same time period.
Market overview
Despite some concerns regarding the health of the broader economy, a combination of both resilient consumer spending and a large fiscal impulse contributed to the outperformance of the U.S. equity market beyond many investors’ expectations. Nonetheless, the U.S. equity market was carried for much of the annual period by a select few companies, resulting in narrow market leadership. As market participants assessed the path of the economy going forward, there was a broadening of performance for riskier assets in the last several months of the annual period beyond the Magnificent Seven, the group of high performing and influential companies that drove U.S. equity performance for much of 2023. Such broadening likely indicated that investors may have expected the economic backdrop to remain strong and for the corporate earnings outlook to brighten. Indeed, U.S. equity markets followed up a strong 2023 with the S&P 500 Index posting its best first quarter in 2024 since 2019.
During the annual period, momentum was a notable fundamental return driver among U.S. large-cap equities. Some of this momentum was derived from the ongoing strong performance of the information technology sector, which was positively affected by surging interest in artificial intelligence (AI). Additionally, the potential of AI to boost productivity within a broader segment of the economy may have propelled stronger market returns in areas that could, at first, seem unrelated, including companies quick to adopt new technology across sectors.
JPMIM
Our portion of the Fund outperformed the benchmark during the 12-month period that ended March 31, 2024.
Notable contributors to our portion of the Fund during the period
•
From a broad perspective, our investment process came back into favor during the annual period, with sustained momentum in many of the top overweight positions that we rotated into within our portion of the Fund early in 2023.
•
More specifically, stock selection in the information technology, consumer discretionary and industrials sectors contributed most positively to our portion of the Fund’s relative results during the annual period.
•
To a more modest degree, having underweighted allocations to the information technology and industrials sectors boosted relative results as well.
•
Individual holdings that contributed most positively to performance in our portion of the Fund during the annual period included overweight positions in online social networking platforms operator Meta Platforms, Inc. and ridesharing and courier services company Uber Technologies, Inc.
•
An underweight position, relative to the benchmark, in information technology giant Apple, Inc. also proved beneficial, as the stock underperformed on concerns about market share loss in China.
Notable detractors in our portion of the Fund during the period
•
Stock selection in the health care, energy and financials sectors detracted most from our portion of the Fund’s relative performance during the annual period.
•
Underweighted allocations to the energy and financials sectors and an overweighted allocation to the consumer discretionary sector further dampened relative results.
Multi-Manager Growth Strategies Fund  | Annual Report 2024
5

Manager Discussion of Fund Performance (continued)
(Unaudited)
•
Individual positions that detracted most from performance in our portion of the Fund during the annual period included solar photovoltaic systems provider First Solar, Inc., dental medical device company Align Technology, Inc. and biopharmaceutical company Regeneron Pharmaceuticals, Inc.
Loomis Sayles
Our portion of the Fund outperformed the benchmark during the 12-month period that ended March 31, 2024.
Notable contributors to our portion of the Fund during the period
•
Stock selection in the information technology and communication services sectors contributed most positively to our portion of the Fund’s relative results during the annual period.
•
We build our portfolio through bottom-up stock selection, and sector allocation is a by-product of our stock selection process. Having an underweighted exposure to the consumer staples sector, which lagged the Russell 1000 Growth Index during the annual period, added to relative performance. Our allocations in the communication services and consumer discretionary sectors also added value.
•
Individual holdings that contributed most positively to relative performance during the annual period included artificial intelligence computing leader NVIDIA Corp., online social networking platforms operator Meta Platforms, Inc. and online retailing leader Amazon.com, Inc.
Notable detractors in our portion of the Fund during the period
•
Stock selection in the consumer discretionary, industrials and financials sectors detracted most from our portion of the Fund’s relative performance during the annual period. To a lesser degree, stock selection in the health care sector also detracted.
•
Our allocations in the information technology, financials and health care sectors dampened relative performance.
•
Individual securities that detracted most from relative performance in our portion of the Fund during the annual period included genetic and genomic analysis sequencing company Illumina, Inc., electric vehicle maker Tesla, Inc. and China-based e-commerce and consumer engagement platform provider Alibaba Group Holding Ltd.
Los Angeles Capital
Our portion of the Fund outperformed the benchmark during the 12-month period that ended March 31, 2024.
Notable contributors to our portion of the Fund during the period
•
From a broad perspective, our portion of the Fund benefited, amid the robust absolute returns for U.S. large growth equities, from its exposure to businesses with strong fundamentals and momentum.
○
In particular, our portion of the Fund’s overweight to companies with long-term secular growth prospects contributed positively to performance as did exposure to firms with healthy profit margins and support from the analyst community when evaluating company earnings and revenues.
○
Our portion of the Fund also benefited from its exposure to higher quality firms during the annual period, especially firms demonstrating comparatively greater operating skill.
•
More specifically, stock selection in the information technology, communication services and consumer staples sectors contributed most positively to our portion of the Fund’s relative results during the annual period.
•
Individual holdings that contributed most positively to relative performance during the annual period included overweight positions in artificial intelligence computing leader NVIDIA Corp., luxury homes builder Toll Brothers, Inc. and semiconductor and infrastructure software solutions company Broadcom, Inc.
6
Multi-Manager Growth Strategies Fund  | Annual Report 2024

Manager Discussion of Fund Performance (continued)
(Unaudited)
Notable detractors in our portion of the Fund during the period
•
Stock selection in the financials and health care sectors detracted most from our portion of the Fund’s relative performance during the annual period.
•
To a lesser degree, the minimal representation of the utilities sector within the Russell 1000 Growth Index and to which our portion of the Fund held a rather neutral relative weighting, also dampened results.
•
Individual securities that detracted most from relative performance during the annual period included Google parent company Alphabet, Inc., information technology giant Apple, Inc. and semiconductor company Advanced Micro Devices, Inc., in each case because our portion of the Fund held an underweight position in the strongly performing company compared to the benchmark.
Market risk may affect a single issuer, sector of the economy, industry or the market as a whole. Foreign investments subject the Fund to risks, including political, economic, market, social and others within a particular country, as well as to currency instabilities and less stringent financial and accounting standards generally applicable to U.S. issuers. Risks are enhanced for emerging market issuers. The Fund’s use of leverage allows for investment exposure in excess of net assets, thereby magnifying volatility of returns and risk of loss. Non-investment-grade (high-yield or junk) securities present greater price volatility and more risk to principal and income than higher rated securities. Convertible securities are subject to issuer default risk. A rise in interest rates may result in a price decline of convertible securities held by the Fund. Falling rates may result in the Fund investing in lower yielding securities, lowering the Fund’s income and yield. The Fund may also be forced to convert a convertible security at an inopportune time, which may decrease the Fund’s return. Investing in derivatives is a specialized activity that involves special risks, which may result in significant losses. See the Fund’s prospectus for more information on these and other risks.
The views expressed in this report reflect the current views of the respective parties who have contributed to this report. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia fund. References to specific securities should not be construed as a recommendation or investment advice.
Multi-Manager Growth Strategies Fund  | Annual Report 2024
7

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are shareholder transaction costs, which may include redemption fees. There are also ongoing fund costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
October 1, 2023 — March 31, 2024
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Institutional Class	1,000.00	1,000.00	1,294.90	1,021.07	4.20	3.70	0.74
Institutional 3 Class	1,000.00	1,000.00	1,295.20	1,021.46	3.75	3.30	0.66
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 366.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
The Fund is offered only through certain wrap fee programs sponsored and/or managed by Ameriprise Financial, Inc. or its affiliates. Participants in wrap fee programs pay other fees that are not included in the above table. Please refer to the wrap program documents for information about the fees charged.
8
Multi-Manager Growth Strategies Fund  | Annual Report 2024

Portfolio of Investments
March 31, 2024
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 97.1%
Issuer	Shares	Value ($)
Communication Services 15.6%
Entertainment 4.5%
Netflix, Inc.(a)	215,957	131,157,165
Spotify Technology SA(a)	24,958	6,586,416
Walt Disney Co. (The)	425,455	52,058,674
Total		189,802,255
Interactive Media & Services 10.9%
Alphabet, Inc., Class A(a)	855,507	129,121,672
Alphabet, Inc., Class C(a)	502,759	76,550,085
Meta Platforms, Inc., Class A	525,781	255,308,738
Total		460,980,495
Media 0.2%
Trade Desk, Inc. (The), Class A(a)	118,303	10,342,048
Total Communication Services		661,124,798
Consumer Discretionary 16.4%
Automobiles 1.9%
Tesla, Inc.(a)	455,385	80,052,129
Broadline Retail 6.9%
Alibaba Group Holding Ltd., ADR	139,187	10,071,571
Amazon.com, Inc.(a)	1,469,104	264,996,980
eBay, Inc.	11,165	589,289
MercadoLibre, Inc.(a)	8,688	13,135,908
Ollie’s Bargain Outlet Holdings, Inc.(a)	33,073	2,631,619
Total		291,425,367
Diversified Consumer Services 0.2%
Grand Canyon Education, Inc.(a)	63,181	8,605,884
Hotels, Restaurants & Leisure 3.4%
Airbnb, Inc., Class A(a)	25,849	4,264,051
Booking Holdings, Inc.	5,699	20,675,288
Chipotle Mexican Grill, Inc.(a)	5,252	15,266,356
DoorDash, Inc., Class A(a)	156,879	21,605,376
Marriott International, Inc., Class A	57,983	14,629,691
Royal Caribbean Cruises Ltd.(a)	39,537	5,496,038
Starbucks Corp.	451,272	41,241,748
Texas Roadhouse, Inc.	7,404	1,143,696
Travel + Leisure Co.	25,182	1,232,911
Common Stocks (continued)
Issuer	Shares	Value ($)
Yum China Holdings, Inc.	136,067	5,414,106
Yum! Brands, Inc.	116,298	16,124,717
Total		147,093,978
Household Durables 1.0%
D.R. Horton, Inc.	95,475	15,710,411
PulteGroup, Inc.	36,068	4,350,522
Toll Brothers, Inc.	104,709	13,546,204
TopBuild Corp.(a)	17,345	7,644,462
Total		41,251,599
Specialty Retail 2.6%
AutoZone, Inc.(a)	7,291	22,978,680
Burlington Stores, Inc.(a)	32,369	7,515,758
Dick’s Sporting Goods, Inc.	3,639	818,266
Home Depot, Inc. (The)	51,106	19,604,262
Lowe’s Companies, Inc.	28,194	7,181,858
Murphy U.S.A., Inc.	2,564	1,074,829
O’Reilly Automotive, Inc.(a)	1,749	1,974,411
Ross Stores, Inc.	104,768	15,375,752
TJX Companies, Inc. (The)	184,532	18,715,235
Ulta Beauty, Inc.(a)	25,714	13,445,336
Williams-Sonoma, Inc.	1,742	553,137
Total		109,237,524
Textiles, Apparel & Luxury Goods 0.4%
Deckers Outdoor Corp.(a)	644	606,172
lululemon athletica, Inc.(a)	29,042	11,345,257
NIKE, Inc., Class B	67,733	6,365,547
Total		18,316,976
Total Consumer Discretionary		695,983,457
Consumer Staples 2.4%
Beverages 1.3%
Celsius Holdings, Inc.(a)	142,736	11,835,669
Monster Beverage Corp.(a)	738,790	43,795,471
Total		55,631,140
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Growth Strategies Fund  | Annual Report 2024
9

Portfolio of Investments (continued)
March 31, 2024
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Staples Distribution & Retail 1.1%
Costco Wholesale Corp.	34,821	25,510,909
Target Corp.	114,844	20,351,506
Total		45,862,415
Total Consumer Staples		101,493,555
Energy 0.2%
Oil, Gas & Consumable Fuels 0.2%
Cheniere Energy, Inc.	10,761	1,735,534
ConocoPhillips Co.	48,186	6,133,114
Total		7,868,648
Total Energy		7,868,648
Financials 7.0%
Capital Markets 1.7%
Blackstone, Inc.	59,317	7,792,474
Blue Owl Capital, Inc.	203,356	3,835,294
FactSet Research Systems, Inc.	44,277	20,119,026
KKR & Co., Inc., Class A	58,864	5,920,541
MSCI, Inc.	18,133	10,162,640
SEI Investments Co.	252,226	18,135,050
Tradeweb Markets, Inc., Class A	49,352	5,140,998
Total		71,106,023
Consumer Finance 0.3%
American Express Co.	38,800	8,834,372
SLM Corp.	108,036	2,354,105
Total		11,188,477
Financial Services 4.6%
Apollo Global Management, Inc.	25,784	2,899,411
Block, Inc., Class A(a)	264,635	22,382,828
MasterCard, Inc., Class A	120,256	57,911,682
PayPal Holdings, Inc.(a)	193,745	12,978,977
Visa, Inc., Class A	358,935	100,171,580
Total		196,344,478
Insurance 0.4%
Arch Capital Group Ltd.(a)	38,160	3,527,510
Progressive Corp. (The)	68,424	14,151,452
Total		17,678,962
Total Financials		296,317,940
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care 10.1%
Biotechnology 2.6%
Exact Sciences Corp.(a)	58,732	4,056,032
Exelixis, Inc.(a)	399,784	9,486,874
Incyte Corp.(a)	86,435	4,924,202
Regeneron Pharmaceuticals, Inc.(a)	55,345	53,269,009
Vertex Pharmaceuticals, Inc.(a)	89,147	37,264,338
Total		109,000,455
Health Care Equipment & Supplies 0.9%
Align Technology, Inc.(a)	9,235	3,028,341
Edwards Lifesciences Corp.(a)	43,076	4,116,342
Intuitive Surgical, Inc.(a)	75,564	30,156,837
Total		37,301,520
Health Care Providers & Services 1.3%
Cardinal Health, Inc.	19,629	2,196,485
Cencora, Inc.	10,678	2,594,647
Chemed Corp.	4,129	2,650,529
Cigna Group (The)	10,555	3,833,471
Elevance Health, Inc.	813	421,573
HCA Healthcare, Inc.	2,540	847,166
McKesson Corp.	25,838	13,871,130
Molina Healthcare, Inc.(a)	11,443	4,701,128
UnitedHealth Group, Inc.	49,096	24,287,791
Total		55,403,920
Health Care Technology 0.1%
Veeva Systems Inc., Class A(a)	23,238	5,384,012
Life Sciences Tools & Services 1.4%
ICON PLC(a)	4,807	1,614,912
Illumina, Inc.(a)	124,865	17,146,462
Medpace Holdings, Inc.(a)	54,923	22,197,130
Thermo Fisher Scientific, Inc.	35,604	20,693,401
Total		61,651,905
The accompanying Notes to Financial Statements are an integral part of this statement.
10
Multi-Manager Growth Strategies Fund  | Annual Report 2024

Portfolio of Investments (continued)
March 31, 2024
Common Stocks (continued)
Issuer	Shares	Value ($)
Pharmaceuticals 3.8%
Eli Lilly & Co.	128,308	99,818,492
Merck & Co., Inc.	2,923	385,690
Novartis AG, ADR	168,054	16,255,863
Novo Nordisk A/S, ADR	252,622	32,436,665
Roche Holding AG, ADR	382,289	12,198,842
Total		161,095,552
Total Health Care		429,837,364
Industrials 6.4%
Aerospace & Defense 2.2%
Boeing Co. (The)(a)	407,313	78,607,336
TransDigm Group, Inc.	13,335	16,423,386
Total		95,030,722
Air Freight & Logistics 0.5%
Expeditors International of Washington, Inc.	168,040	20,428,623
Building Products 0.7%
Armstrong World Industries, Inc.	57,435	7,134,576
Trane Technologies PLC	70,736	21,234,947
Total		28,369,523
Commercial Services & Supplies 0.1%
Cintas Corp.	3,981	2,735,066
Tetra Tech, Inc.	4,572	844,494
Waste Management, Inc.	14,586	3,109,006
Total		6,688,566
Construction & Engineering 0.6%
EMCOR Group, Inc.	48,650	17,037,230
Quanta Services, Inc.	25,745	6,688,551
Total		23,725,781
Electrical Equipment 0.5%
Eaton Corp. PLC	67,875	21,223,155
Ground Transportation 0.7%
Uber Technologies, Inc.(a)	403,537	31,068,313
Machinery 0.3%
Deere & Co.	27,453	11,276,045
Professional Services 0.0%
FTI Consulting, Inc.(a)	10,003	2,103,531
Trading Companies & Distributors 0.8%
Common Stocks (continued)
Issuer	Shares	Value ($)
Core & Main, Inc., Class A(a)	50,916	2,914,941
Fastenal Co.	173,065	13,350,234
W.W. Grainger, Inc.	16,909	17,201,526
Total		33,466,701
Total Industrials		273,380,960
Information Technology 38.7%
Communications Equipment 0.6%
Arista Networks, Inc.(a)	79,309	22,998,024
Motorola Solutions, Inc.	6,380	2,264,772
Total		25,262,796
Electronic Equipment, Instruments & Components 0.4%
Amphenol Corp., Class A	86,457	9,972,815
Jabil, Inc.	42,209	5,653,896
Total		15,626,711
IT Services 1.4%
Cloudflare, Inc.(a)	61,047	5,911,181
Cognizant Technology Solutions Corp., Class A	40,990	3,004,157
GoDaddy, Inc., Class A(a)	22,724	2,696,884
MongoDB, Inc.(a)	9,523	3,415,329
Okta, Inc.(a)	3,707	387,826
Shopify, Inc., Class A(a)	543,970	41,978,165
Total		57,393,542
Semiconductors & Semiconductor Equipment 12.5%
Advanced Micro Devices, Inc.(a)	152,589	27,540,789
Applied Materials, Inc.	44,594	9,196,621
ASML Holding NV	4,488	4,355,469
Broadcom, Inc.	52,133	69,097,599
Lam Research Corp.	25,422	24,699,253
Monolithic Power Systems, Inc.	3,806	2,578,260
NVIDIA Corp.	393,329	355,396,351
QUALCOMM, Inc.	175,039	29,634,103
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	72,817	9,906,753
Total		532,405,198
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Growth Strategies Fund  | Annual Report 2024
11

Portfolio of Investments (continued)
March 31, 2024
Common Stocks (continued)
Issuer	Shares	Value ($)
Software 18.8%
Adobe, Inc.(a)	43,950	22,177,170
AppLovin Corp.(a)	54,161	3,749,024
Autodesk, Inc.(a)	169,473	44,134,159
Cadence Design Systems, Inc.(a)	5,671	1,765,269
Crowdstrike Holdings, Inc., Class A(a)	11,028	3,535,467
Datadog, Inc., Class A(a)	16,525	2,042,490
Elastic NV(a)	16,073	1,611,158
Fortinet, Inc.(a)	12,940	883,931
HubSpot, Inc.(a)	10,810	6,773,114
Intuit, Inc.	20,297	13,193,050
Manhattan Associates, Inc.(a)	48,651	12,173,940
Microsoft Corp.	963,345	405,298,508
Oracle Corp.	672,064	84,417,959
Palantir Technologies, Inc., Class A(a)	207,189	4,767,419
Palo Alto Networks, Inc.(a)	24,033	6,828,496
Pegasystems, Inc.	86,242	5,574,683
Salesforce, Inc.	309,552	93,230,871
ServiceNow, Inc.(a)	38,876	29,639,062
Smartsheet, Inc., Class A(a)	159,442	6,138,517
Synopsys, Inc.(a)	36,957	21,120,926
Workday, Inc., Class A(a)	105,988	28,908,227
Total		797,963,440
Technology Hardware, Storage & Peripherals 5.0%
Apple, Inc.	1,146,985	196,684,988
NetApp, Inc.	150,285	15,775,416
Pure Storage, Inc., Class A(a)	21,808	1,133,798
Total		213,594,202
Total Information Technology		1,642,245,889
Common Stocks (continued)
Issuer	Shares	Value ($)
Materials 0.3%
Construction Materials 0.2%
Eagle Materials, Inc.	32,075	8,716,381
Metals & Mining 0.1%
Freeport-McMoRan, Inc.	53,813	2,530,287
Total Materials		11,246,668
Utilities 0.0%
Independent Power and Renewable Electricity Producers 0.0%
Vistra Corp.	100	6,965
Total Utilities		6,965
Total Common Stocks (Cost $2,631,759,242)		4,119,506,244

Money Market Funds 2.8%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.543%(b),(c)	118,751,734	118,727,983
Total Money Market Funds (Cost $118,727,203)		118,727,983
Total Investments in Securities (Cost: $2,750,486,445)		4,238,234,227
Other Assets & Liabilities, Net		5,304,565
Net Assets		4,243,538,792
The accompanying Notes to Financial Statements are an integral part of this statement.
12
Multi-Manager Growth Strategies Fund  | Annual Report 2024

Portfolio of Investments (continued)
March 31, 2024
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at March 31, 2024.
(c)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the year ended March 31, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.543%
	44,927,624	610,577,335	(536,773,526)	(3,450)	118,727,983	16,265	4,084,871	118,751,734
Abbreviation Legend
ADR	American Depositary Receipt
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of market movements following the close of local trading, as described in Note 2 to the financial statements – Security valuation.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Growth Strategies Fund  | Annual Report 2024
13

Portfolio of Investments (continued)
March 31, 2024
Fair value measurements   (continued)
The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2024:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	661,124,798	—	—	661,124,798
Consumer Discretionary	695,983,457	—	—	695,983,457
Consumer Staples	101,493,555	—	—	101,493,555
Energy	7,868,648	—	—	7,868,648
Financials	296,317,940	—	—	296,317,940
Health Care	417,638,522	12,198,842	—	429,837,364
Industrials	273,380,960	—	—	273,380,960
Information Technology	1,642,245,889	—	—	1,642,245,889
Materials	11,246,668	—	—	11,246,668
Utilities	6,965	—	—	6,965
Total Common Stocks	4,107,307,402	12,198,842	—	4,119,506,244
Money Market Funds	118,727,983	—	—	118,727,983
Total Investments in Securities	4,226,035,385	12,198,842	—	4,238,234,227
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
The accompanying Notes to Financial Statements are an integral part of this statement.
14
Multi-Manager Growth Strategies Fund  | Annual Report 2024

Statement of Assets and Liabilities
March 31, 2024

Assets
Investments in securities, at value
Unaffiliated issuers (cost $2,631,759,242)	$4,119,506,244
Affiliated issuers (cost $118,727,203)	118,727,983
Receivable for:
Investments sold	2,088,542
Capital shares sold	7,232,133
Dividends	2,242,116
Foreign tax reclaims	291,864
Expense reimbursement due from Investment Manager	1,868
Prepaid expenses	21,348
Deferred compensation of board members	209,499
Total assets	4,250,321,597
Liabilities
Payable for:
Investments purchased	1,244,418
Capital shares redeemed	4,738,118
Management services fees	75,373
Transfer agent fees	268,053
Compensation of chief compliance officer	18
Compensation of board members	6,084
Other expenses	165,152
Deferred compensation of board members	285,589
Total liabilities	6,782,805
Net assets applicable to outstanding capital stock	$4,243,538,792
Represented by
Paid in capital	2,577,219,219
Total distributable earnings (loss)	1,666,319,573
Total - representing net assets applicable to outstanding capital stock	$4,243,538,792
Institutional Class
Net assets	$4,243,535,558
Shares outstanding	219,268,489
Net asset value per share	$19.35
Institutional 3 Class
Net assets	$3,234
Shares outstanding	167
Net asset value per share(a)	$19.33

(a)	Net asset value per share rounds to this amount due to fractional shares outstanding.
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Growth Strategies Fund  | Annual Report 2024
15

Statement of Operations
Year Ended March 31, 2024

Net investment income
Income:
Dividends — unaffiliated issuers	$23,193,127
Dividends — affiliated issuers	4,084,871
Foreign taxes withheld	(563,915)
Total income	26,714,083
Expenses:
Management services fees	25,879,863
Transfer agent fees
Institutional Class	3,660,728
Institutional 3 Class	1
Custodian fees	43,467
Printing and postage fees	267,722
Registration fees	104,493
Accounting services fees	55,993
Legal fees	61,536
Compensation of chief compliance officer	736
Compensation of board members	58,782
Deferred compensation of board members	26,361
Other	90,689
Total expenses	30,250,371
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(965,656)
Total net expenses	29,284,715
Net investment loss	(2,570,632)
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	411,977,351
Investments — affiliated issuers	16,265
Net realized gain	411,993,616
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	976,988,308
Investments — affiliated issuers	(3,450)
Net change in unrealized appreciation (depreciation)	976,984,858
Net realized and unrealized gain	1,388,978,474
Net increase in net assets resulting from operations	$1,386,407,842
The accompanying Notes to Financial Statements are an integral part of this statement.
16
Multi-Manager Growth Strategies Fund  | Annual Report 2024

Statement of Changes in Net Assets

	Year Ended March 31, 2024	Year Ended March 31, 2023
Operations
Net investment income (loss)	$(2,570,632)	$5,892,011
Net realized gain	411,993,616	86,817,424
Net change in unrealized appreciation (depreciation)	976,984,858	(424,938,668)
Net increase (decrease) in net assets resulting from operations	1,386,407,842	(332,229,233)
Distributions to shareholders
Net investment income and net realized gains
Institutional Class	(218,951,261)	(355,197,806)
Institutional 3 Class	(161)	(222)
Total distributions to shareholders	(218,951,422)	(355,198,028)
Increase (decrease) in net assets from capital stock activity	(727,653,099)	431,364,681
Total increase (decrease) in net assets	439,803,321	(256,062,580)
Net assets at beginning of year	3,803,735,471	4,059,798,051
Net assets at end of year	$4,243,538,792	$3,803,735,471

	Year Ended		Year Ended
	March 31, 2024		March 31, 2023
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Institutional Class
Shares sold	40,679,222	670,420,936	92,317,235	1,302,089,222
Distributions reinvested	13,405,804	218,951,261	28,368,497	355,197,806
Shares redeemed	(97,171,879)	(1,617,025,296)	(86,223,408)	(1,225,922,347)
Net increase (decrease)	(43,086,853)	(727,653,099)	34,462,324	431,364,681
Total net increase (decrease)	(43,086,853)	(727,653,099)	34,462,324	431,364,681
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Growth Strategies Fund  | Annual Report 2024
17

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Institutional Class
Year Ended 3/31/2024	$14.50	(0.01)	5.81	5.80	(0.01)	(0.94)	(0.95)
Year Ended 3/31/2023	$17.81	0.02	(2.01)	(1.99)	(0.02)	(1.30)	(1.32)
Year Ended 3/31/2022	$19.34	(0.04)	1.52	1.48	—	(3.01)	(3.01)
Year Ended 3/31/2021	$13.05	(0.00)(d)	7.78	7.78	(0.00)(d)	(1.49)	(1.49)
Year Ended 3/31/2020	$14.09	0.03	(0.23)	(0.20)	(0.02)	(0.82)	(0.84)
Institutional 3 Class
Year Ended 3/31/2024	$14.49	0.00 (d)	5.80	5.80	(0.01)	(0.95)	(0.96)
Year Ended 3/31/2023	$17.79	0.03	(2.00)	(1.97)	(0.03)	(1.30)	(1.33)
Year Ended 3/31/2022	$19.32	(0.02)	1.54	1.52	—	(3.05)	(3.05)
Year Ended 3/31/2021	$13.03	0.01	7.77	7.78	(0.00)(d)	(1.49)	(1.49)
Year Ended 3/31/2020(e)	$14.94	0.02	(1.92)	(1.90)	(0.01)	—	(0.01)

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Ratios include interfund lending expense which is less than 0.01%.
(d)	Rounds to zero.
(e)	Institutional 3 Class shares commenced operations on December 18, 2019. Per share data and total return reflect activity from that date.
The accompanying Notes to Financial Statements are an integral part of this statement.
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Multi-Manager Growth Strategies Fund  | Annual Report 2024

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional Class
Year Ended 3/31/2024	$19.35	41.29%	0.76%	0.74%	(0.06% )	44%	$4,243,536
Year Ended 3/31/2023	$14.50	(9.89% )	0.78%	0.74%	0.16%	83%	$3,803,733
Year Ended 3/31/2022	$17.81	6.57%	0.75% (c)	0.74% (c)	(0.19% )	53%	$4,059,795
Year Ended 3/31/2021	$19.34	61.13%	0.78%	0.69%	(0.02% )	45%	$3,864,347
Year Ended 3/31/2020	$13.05	(1.88% )	0.86% (c)	0.76% (c)	0.19%	42%	$2,164,853
Institutional 3 Class
Year Ended 3/31/2024	$19.33	41.35%	0.68%	0.66%	0.02%	44%	$3
Year Ended 3/31/2023	$14.49	(9.78% )	0.67%	0.66%	0.23%	83%	$2
Year Ended 3/31/2022	$17.79	6.76%	0.66% (c)	0.63% (c)	(0.09% )	53%	$3
Year Ended 3/31/2021	$19.32	61.23%	0.69%	0.60%	0.07%	45%	$3
Year Ended 3/31/2020 (e)	$13.03	(12.69% )	0.74% (c)	0.60% (c)	0.44%	42%	$2
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Growth Strategies Fund  | Annual Report 2024
19

Notes to Financial Statements
March 31, 2024
Note 1. Organization
Multi-Manager Growth Strategies Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund is offered only through certain wrap fee programs sponsored and/or managed by Ameriprise Financial, Inc. (Ameriprise Financial) or its affiliates. The Fund offers each of the share classes listed in the Statement of Assets and Liabilities which are not subject to any front-end sales charge or contingent deferred sales charge.
The Fund’s Board of Trustees approved a proposal to liquidate Institutional 3 Class shares of the Fund. Effective on March 11, 2024, Institutional 3 Class shares of the Fund were closed to new and existing investors and effective on April 19, 2024, Institutional 3 Class shares of the Fund were liquidated. For federal tax purposes, this liquidation was treated as a redemption of fund shares.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy approved by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
20
Multi-Manager Growth Strategies Fund  | Annual Report 2024

Notes to Financial Statements (continued)
March 31, 2024
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Multi-Manager Growth Strategies Fund  | Annual Report 2024
21

Notes to Financial Statements (continued)
March 31, 2024
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid each calendar quarter. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncements and regulatory updates
Tailored Shareholder Reports
In October 2022, the Securities and Exchange Commission adopted a final rule, "Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds; Fee Information in Investment Company Advertisements." The rule and form amendments will, among other things, require the Fund to transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that funds tag information in a structured data format and that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective January 24, 2023. There is an 18-month transition period after the effective date of the amendments.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The Investment Manager is responsible for the ultimate oversight of investments made by the Fund. The Fund’s subadvisers (see Subadvisory agreements below) have the primary responsibility for the day-to-day portfolio management of the Fund. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.77% to 0.57% as the Fund’s net assets increase. The effective management services fee rate for the year ended March 31, 2024 was 0.65% of the Fund’s average daily net assets.
Subadvisory agreements
The Investment Manager has entered into Subadvisory Agreements with J.P. Morgan Investment Management Inc., Loomis, Sayles & Company, L.P. and Los Angeles Capital Management LLC, each of which subadvises a portion of the assets of the Fund. New investments in the Fund, net of any redemptions, are allocated in accordance with the Investment Manager’s determination. Each subadviser’s proportionate share of investments in the Fund will vary due to market fluctuations. The Investment Manager compensates each subadviser to manage the investment of the Fund’s assets.
22
Multi-Manager Growth Strategies Fund  | Annual Report 2024

Notes to Financial Statements (continued)
March 31, 2024
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with SS&C GIDS, Inc. (SS&C GIDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of SS&C GIDS for services as sub-transfer agent and SS&C GIDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 3 Class shares are subject to an annual limitation of not more than 0.02% of the average daily net assets attributable to Institutional 3 Class shares.
For the year ended March 31, 2024, the Fund’s effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Institutional Class	0.09
Institutional 3 Class	0.02
Distribution and service fees
The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Fund does not pay the Distributor a fee for the distribution services it provides to the Fund.
Multi-Manager Growth Strategies Fund  | Annual Report 2024
23

Notes to Financial Statements (continued)
March 31, 2024
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
Fee rate(s) contractual through July 31, 2024
Institutional Class	0.74%
Institutional 3 Class	0.66
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At March 31, 2024, these differences were primarily due to differing treatment for deferral/reversal of wash sale losses, late-year ordinary losses, trustees’ deferred compensation, non-deductible expenses, net operating loss reclassification, distribution reclassifications and earnings and profits distributed to shareholders on the redemption of shares. To the extent these differences were permanent, reclassifications were made among the components of the Fund’s net assets. Temporary differences do not require reclassifications.
The following reclassifications were made:
Excess of distributions over net investment income ($)	Accumulated net realized gain ($)	Paid in capital ($)
2,193,508	(31,844,508)	29,651,000
Net investment income (loss) and net realized gains (losses), as disclosed in the Statement of Operations, and net assets were not affected by this reclassification.
The tax character of distributions paid during the years indicated was as follows:
Year Ended March 31, 2024			Year Ended March 31, 2023
Ordinary income ($)	Long-term capital gains ($)	Total ($)	Ordinary income ($)	Long-term capital gains ($)	Total ($)
11,793,791	207,157,631	218,951,422	4,427,764	350,770,264	355,198,028
Short-term capital gain distributions, if any, are considered ordinary income distributions for tax purposes.
24
Multi-Manager Growth Strategies Fund  | Annual Report 2024

Notes to Financial Statements (continued)
March 31, 2024
At March 31, 2024, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income ($)	Undistributed long-term capital gains ($)	Capital loss carryforwards ($)	Net unrealized appreciation ($)
47,316,613	185,040,518	—	1,434,605,212
At March 31, 2024, the cost of all investments for federal income tax purposes along with the aggregate gross unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
2,803,629,015	1,473,583,200	(38,977,988)	1,434,605,212
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Under current tax rules, regulated investment companies can elect to treat certain late-year ordinary losses incurred and post-October capital losses (capital losses realized after October 31) as arising on the first day of the following taxable year. As of March 31, 2024, the Fund will elect to treat the following late-year ordinary losses and post-October capital losses as arising on April 1, 2024.
Late year ordinary losses ($)	Post-October capital losses ($)
349,995	—
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $1,704,277,794 and $2,734,096,132, respectively, for the year ended March 31, 2024. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Brokerage commissions paid to brokers affiliated with the Investment Manager of the Fund were $199 for the year ended March 31, 2024.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and, by October 2, 2024, to a mandatory liquidity fee if daily net redemptions exceed 5% of net assets.
Multi-Manager Growth Strategies Fund  | Annual Report 2024
25

Notes to Financial Statements (continued)
March 31, 2024
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the year ended March 31, 2024.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 26, 2023 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $900 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate plus, in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 26, 2023 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $950 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate plus, in each case, 1.00%.
The Fund had no borrowings during the year ended March 31, 2024.
Note 9. Significant risks
Information technology sector risk
The Fund may be vulnerable to the particular risks that may affect companies in the information technology sector. Companies in the information technology sector are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many information technology sector companies have limited operating histories and prices of these companies’ securities historically have been more volatile than other securities, especially over the short term. Some companies in the information technology sector are facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action, which could negatively impact the value of their securities.
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the
26
Multi-Manager Growth Strategies Fund  | Annual Report 2024

Notes to Financial Statements (continued)
March 31, 2024
Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The large-scale invasion of Ukraine by Russia in February 2022 has resulted in sanctions and market disruptions, including declines in regional and global stock markets, unusual volatility in global commodity markets and significant devaluations of Russian currency. The extent and duration of the military action are impossible to predict but could continue to be significant. Market disruption caused by the Russian military action, and any countermeasures or responses thereto (including international sanctions, a downgrade in a country’s credit rating, purchasing and financing restrictions, boycotts, tariffs, changes in consumer or purchaser preferences, cyberattacks and espionage) could continue to have severe adverse impacts on regional and/or global securities and commodities markets, including markets for oil and natural gas. These impacts may include reduced market liquidity, distress in credit markets, further disruption of global supply chains, increased risk of inflation, restricted cross-border payments and limited access to investments and/or assets in certain international markets and/or issuers. These developments and other related events could negatively impact Fund performance.
Shareholder concentration risk
At March 31, 2024, affiliated shareholders of record owned 100.0% of the outstanding shares of the Fund in one or more accounts. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted in Note 1 above, there were no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved in the normal course of business in legal proceedings which include regulatory inquiries, arbitration and litigation, including class actions concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.
Multi-Manager Growth Strategies Fund  | Annual Report 2024
27

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Columbia Funds Series Trust I and Shareholders of Multi-Manager Growth Strategies Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Multi-Manager Growth Strategies Fund (one of the funds constituting Columbia Funds Series Trust I, referred to hereafter as the "Fund") as of March 31, 2024, the related statement of operations for the year ended March 31, 2024, the statement of changes in net assets for each of the two years in the period ended March 31, 2024, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of March 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended March 31, 2024 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Minneapolis, Minnesota
May 23, 2024
We have served as the auditor of one or more investment companies within the Columbia Funds Complex since 1977.
28
Multi-Manager Growth Strategies Fund  | Annual Report 2024

 Federal Income Tax Information
(Unaudited)
The Fund hereby designates the following tax attributes for the fiscal year ended March 31, 2024. Shareholders will be notified in early 2025 of the amounts for use in preparing 2024 income tax returns.
Qualified dividend income	Dividends received deduction	Capital gain dividend
48.16%	44.71%	$381,461,694
Qualified dividend income. For taxable, non-corporate shareholders, the percentage of ordinary income distributed during the fiscal year that represents qualified dividend income subject to reduced tax rates.
Dividends received deduction. The percentage of ordinary income distributed during the fiscal year that qualifies for the corporate dividends received deduction.
Capital gain dividend. The Fund designates as a capital gain dividend the amount reflected above, or if subsequently determined to be different, the net capital gain of such fiscal period.
 TRUSTEES AND OFFICERS
(Unaudited)
The Board oversees the Fund’s operations and appoints officers who are responsible for day-to-day business decisions based on policies set by the Board. The following table provides basic biographical information about the Fund’s Trustees as of the printing of this report, including their principal occupations during the past five years, although specific titles for individuals may have varied over the period. The year set forth beneath Length of Service in the table below is the year in which the Trustee was first appointed or elected as Trustee to any Fund currently in the Columbia Funds Complex or a predecessor thereof. Under current Board policy, each Trustee generally serves until December 31 of the year such Trustee turns seventy-five (75).
Independent trustees
Name, address, year of birth	Position held with the Columbia Funds and length of service	Principal occupation(s) during past five years and other relevant professional experience	Number of Funds in the Columbia Funds Complex* overseen	Other directorships held by Trustee during the past five years and other relevant Board experience
George S. Batejan c/o Columbia Management Investment Advisers, LLC 290 Congress Street Boston, MA 02210 1954	Trustee since 2017	Executive Vice President, Global Head of Technology and Operations, Janus Capital Group, Inc., 2010-2016	161
Former Chairman of the Board,
NICSA (National Investment
Company Services Association)
(Executive Committee,
Nominating Committee and
Governance Committee),
2014-2016; former Director,
Intech Investment
Management, 2011-2016;
former Board Member, Metro
Denver Chamber of Commerce,
2015-2016; former Advisory
Board Member, University of
Colorado Business School,
2015-2018; former Board
Member, Chase Bank
International, 1993-1994

Multi-Manager Growth Strategies Fund  | Annual Report 2024
29

TRUSTEES AND OFFICERS (continued)
(Unaudited)
Independent trustees (continued)
Name, address, year of birth	Position held with the Columbia Funds and length of service	Principal occupation(s) during past five years and other relevant professional experience	Number of Funds in the Columbia Funds Complex* overseen	Other directorships held by Trustee during the past five years and other relevant Board experience
Kathleen Blatz c/o Columbia Management Investment Advisers, LLC 290 Congress Street Boston, MA 02210 1954	Trustee since 2006
Attorney, specializing in arbitration and mediation;
Trustee of Gerald Rauenhorst 1982 Trusts, since
2020; Chief Justice, Minnesota Supreme Court,
1998-2006; Associate Justice, Minnesota Supreme
Court, 1996-1998; Fourth Judicial District Court
Judge, Hennepin County, 1994-1996; Attorney in
private practice and public service, 1984-1993; State
Representative, Minnesota House of Representatives,
1979-1993, which included service on the Tax and
Financial Institutions and Insurance Committees;
Member and Interim Chair, Minnesota Sports Facilities
Authority, January-July 2017; Interim President and
Chief Executive Officer, Blue Cross and Blue Shield of
Minnesota (health care insurance), February-July
2018, April-October 2021
			161
Former Trustee, Blue Cross and
Blue Shield of Minnesota,
2009-2021 (Chair of the
Business Development
Committee, 2014-2017; Chair
of the Governance Committee,
2017-2019); former Member
and Chair of the Board,
Minnesota Sports Facilities
Authority, January 2017-July
2017; former Director, Robina
Foundation, 2009-2020
(Chair, 2014-2020); Director,
Richard M. Schulze Family
Foundation, since 2021

Pamela G. Carlton c/o Columbia Management Investment Advisers, LLC 290 Congress Street Boston, MA 02210 1954	Chair since 2023; Trustee since 2007	President, Springboard – Partners in Cross Cultural Leadership (consulting company), since 2003; Managing Director of US Equity Research, JP Morgan Chase, 1999-2003; Director of US Equity Research, Chase Asset Management, 1996-1999; Co-Director Latin America Research, 1993-1996, COO Global Research, 1992-1996, Co-Director of US Research, 1991-1992, Investment Banker, 1982-1991, Morgan Stanley; Attorney, Cleary Gottlieb Steen & Hamilton LLP, 1980-1982	161
Trustee, New York Presbyterian
Hospital Board, since 1996;
Director, DR Bank (Audit
Committee, since 2017 and
Audit Committee Chair, since
November 2023); Director,
Evercore Inc. (Audit
Committee, Nominating and
Governance Committee)
(financial services company),
since 2019; Director, Apollo
Commercial Real Estate
Finance, Inc. (Chair,
Nominating and Governance
Committee), since 2021; the
Governing Council of the
Independent Directors Council
(IDC), since 2021

Janet Langford Carrig c/o Columbia Management Investment Advisers, LLC 290 Congress Street Boston, MA 02210 1957	Trustee since 1996	Senior Vice President, General Counsel and Corporate Secretary, ConocoPhillips (independent energy company), September 2007-October 2018	161	Director, EQT Corporation (natural gas producer), since 2019; former Director, Whiting Petroleum Corporation (independent oil and gas company), 2020-2022
J. Kevin Connaughton c/o Columbia Management Investment Advisers, LLC 290 Congress Street Boston, MA 02210 1964	Trustee since 2020
CEO and President, RhodeWay Financial (non-profit
financial planning firm), since December 2022;
Member, FINRA National Adjudicatory Council, January
2020-December 2023; Adjunct Professor of Finance,
Bentley University January 2018-April 2023;
Consultant to Independent Trustees of CFVIT and CFST
I from March 2016 to June 2020 with respect to CFVIT
and to December 2020 with respect to CFST I;
Managing Director and General Manager of Mutual
Fund Products, Columbia Management Investment
Advisers, LLC, May 2010-February 2015; President,
Columbia Funds, 2008-2015; and senior officer of
Columbia Funds and affiliated funds, 2003-2015
			159
Former Director, The Autism
Project, March
2015-December 2021; former
Member of the Investment
Committee, St. Michael’s
College, November
2015-February 2020; former
Trustee, St. Michael’s College,
June 2017-September 2019;
former Trustee, New Century
Portfolios (former mutual fund
complex), January
2015-December 2017

30
Multi-Manager Growth Strategies Fund  | Annual Report 2024

TRUSTEES AND OFFICERS (continued)
(Unaudited)
Independent trustees (continued)
Name, address, year of birth	Position held with the Columbia Funds and length of service	Principal occupation(s) during past five years and other relevant professional experience	Number of Funds in the Columbia Funds Complex* overseen	Other directorships held by Trustee during the past five years and other relevant Board experience
Olive M. Darragh c/o Columbia Management Investment Advisers, LLC 290 Congress Street Boston, MA 02210 1962	Trustee since 2020	Managing Director of Darragh Inc. (strategy and talent management consulting firm), since 2010; Founder and CEO, Zolio, Inc. (investment management talent identification platform), since 2004; Consultant to Independent Trustees of CFVIT and CFST I from June 2019 to June 2020 with respect to CFVIT and to December 2020 with respect to CFST I; Partner, Tudor Investments, 2004-2010; Senior Partner, McKinsey & Company (consulting), 1990-2004; Touche Ross CPA, 1985-1988	159
Treasurer, Edinburgh University
US Trust Board, since January
2023; Member, HBS
Community Action Partners
Board, since September 2022;
former Director, University of
Edinburgh Business School
(Member of US Board),
2004-2019; former Director,
Boston Public Library
Foundation, 2008-2017

Patricia M. Flynn c/o Columbia Management Investment Advisers, LLC 290 Congress Street Boston, MA 02210 1950	Trustee since 2004	Professor Emeritus of Economics and Management, Bentley University, since 2023; Professor of Economics and Management, Bentley University, 1976-2023; Dean, McCallum Graduate School of Business, Bentley University, 1992-2002	161
Former Trustee, MA Taxpayers
Foundation, 1997-2022;
former Director, The MA
Business Roundtable,
2003-2019; former
Chairperson, Innovation Index
Advisory Committee, MA
Technology Collaborative,
1997-2020

Brian J. Gallagher c/o Columbia Management Investment Advisers, LLC 290 Congress Street Boston, MA 02210 1954	Trustee since 2017	Retired; Partner with Deloitte & Touche LLP and its predecessors, 1977-2016	161	Trustee, Catholic Schools Foundation, since 2004
Douglas A. Hacker c/o Columbia Management Investment Advisers, LLC 290 Congress Street Boston, MA 02210 1955	Trustee since 1996	Independent business executive, since May 2006; Executive Vice President – Strategy of United Airlines, December 2002 - May 2006; President of UAL Loyalty Services (airline marketing company), September 2001-December 2002; Executive Vice President and Chief Financial Officer of United Airlines, July 1999-September 2001	161
Director, SpartanNash
Company (food distributor),
since November 2013 (Chair
of the Board, since May
2021); Director, Aircastle
Limited (aircraft leasing), since
August 2006 (Chair of Audit
Committee); former Director,
Nash Finch Company (food
distributor), 2005-2013;
former Director, SeaCube
Container Leasing Ltd.
(container leasing),
2010-2013; and former
Director, Travelport Worldwide
Limited (travel information
technology), 2014-2019

Nancy T. Lukitsh c/o Columbia Management Investment Advisers, LLC 290 Congress Street Boston, MA 02210 1956	Trustee since 2011	Senior Vice President, Partner and Director of Marketing, Wellington Management Company, LLP (investment adviser), 1997-2010; Chair, Wellington Management Portfolios (commingled non-U.S. investment pools), 2007-2010; Director, Wellington Trust Company, NA and other Wellington affiliates, 1997-2010	159	None
Multi-Manager Growth Strategies Fund  | Annual Report 2024
31

TRUSTEES AND OFFICERS (continued)
(Unaudited)
Independent trustees (continued)
Name, address, year of birth	Position held with the Columbia Funds and length of service	Principal occupation(s) during past five years and other relevant professional experience	Number of Funds in the Columbia Funds Complex* overseen	Other directorships held by Trustee during the past five years and other relevant Board experience
David M. Moffett c/o Columbia Management Investment Advisers, LLC 290 Congress Street Boston, MA 02210 1952	Trustee since 2011	Retired; former Chief Executive Officer of Freddie Mac and Chief Financial Officer of U.S. Bank	161
Director, CSX Corporation
(transportation suppliers);
Director, PayPal Holdings Inc.
(payment and data processing
services); former Director,
eBay Inc. (online trading
community), 2007-2015; and
former Director, CIT Bank, CIT
Group Inc. (commercial and
consumer finance),
2010-2016; former Senior
Adviser to The Carlyle Group
(financial services), March
2008-September 2008; former
Governance Consultant to
Bridgewater Associates,
January 2013-December 2015

Catherine James Paglia c/o Columbia Management Investment Advisers, LLC 290 Congress Street Boston, MA 02210 1952	Trustee since 2004	Director, Enterprise Asset Management, Inc. (private real estate and asset management company), since September 1998; Managing Director and Partner, Interlaken Capital, Inc., 1989-1997; Vice President, 1982-1985, Principal, 1985-1987, Managing Director, 1987-1989, Morgan Stanley; Vice President, Investment Banking, 1980-1982, Associate, Investment Banking, 1976-1980, Dean Witter Reynolds, Inc.	161
Director, Valmont Industries,
Inc. (irrigation systems
manufacturer), since 2012;
Trustee, Carleton College (on
the Investment Committee),
since 1987; Trustee, Carnegie
Endowment for International
Peace (on the Investment
Committee), since 2009

Natalie A. Trunow c/o Columbia Management Investment Advisers, LLC 290 Congress Street Boston, MA 02210 1967	Trustee since 2020
Chief Executive Officer, Millennial Portfolio
Solutions LLC (asset management and consulting
services), January 2016-January 2021; Non-executive
Member of the Investment Committee and Valuation
Committee, Sarona Asset Management Inc. (private
equity firm) since September 2019; Advisor, Horizon
Investments (asset management and consulting
services), August 2018-January 2022; Advisor,
Paradigm Asset Management, November
2016-January 2022; Consultant to Independent
Trustees of CFVIT and CFST I from September 2016 to
June 2020 with respect to CFVIT and to December
2020 with respect to CFST I; Director of
Investments/Consultant, Casey Family Programs, April
2016-November 2016; Senior Vice President and
Chief Investment Officer, Calvert Investments, August
2008-January 2016; Section Head and Portfolio
Manager, General Motors Asset Management, June
1997-August 2008
			159
Independent Director,
Investment Committee, Health
Services for Children with
Special Needs, Inc.,
2010-2021; Independent
Director, (Executive Committee
and Chair, Audit Committee),
Consumer Credit Counseling
Services (formerly Guidewell
Financial Solutions), since
2016; Independent Director,
(Investment Committee),
Sarona Asset Management,
since 2019

Sandra L. Yeager c/o Columbia Management Investment Advisers, LLC 290 Congress Street Boston, MA 02210 1964	Trustee since 2017	Retired; President and founder, Hanoverian Capital, LLC (SEC registered investment advisor firm), 2008-2016; Managing Director, DuPont Capital, 2006-2008; Managing Director, Morgan Stanley Investment Management, 2004-2006; Senior Vice President, Alliance Bernstein, 1990-2004	161	Former Director, NAPE (National Alliance for Partnerships in Equity) Education Foundation, October 2016-October 2020; Advisory Board, Jennersville YMCA, June 2022-June 2023
32
Multi-Manager Growth Strategies Fund  | Annual Report 2024

TRUSTEES AND OFFICERS (continued)
(Unaudited)
Independent trustees (continued)
Interested trustee affiliated with Investment Manager**
Name, address, year of birth	Position held with the Columbia Funds and length of service	Principal occupation(s) during the past five years and other relevant professional experience	Number of Funds in the Columbia Funds Complex* overseen	Other directorships held by Trustee during the past five years and other relevant Board experience
Daniel J. Beckman c/o Columbia Management Investment Advisers, LLC 290 Congress Street Boston, MA 02210 1962	Trustee since November 2021 and President since June 2021	President and Principal Executive Officer of the Columbia Funds, since June 2021; Vice President, Columbia Management Investment Advisers, LLC, since April 2015; formerly, Vice President – Head of North America Product, Columbia Management Investment Advisers, LLC, April 2015 – December 2023; President and Principal Executive Officer, Columbia Acorn/Wanger Funds, since July 2021	161
Director, Ameriprise
Trust Company, since October
2016; Director, Columbia
Management Investment
Distributors, Inc., since
November 2018; Board of
Governors, Columbia Wanger
Asset Management, LLC, since
January 2022

*
The term “Columbia Funds Complex” as used herein includes Columbia Seligman Premium Technology Growth Fund, Tri-Continental Corporation and each series of Columbia Funds Series Trust (CFST), Columbia Funds Series Trust I (CFST I), Columbia Funds Series Trust II (CFST II), Columbia ETF Trust I (CET I), Columbia ETF Trust II (CET II), Columbia Funds Variable Insurance Trust (CFVIT) and Columbia Funds Variable Series Trust II (CFVST II). Messrs. Batejan, Beckman, Gallagher, Hacker and Moffett and Mses. Blatz, Carlton, Carrig, Flynn, Paglia, and Yeager serve as directors of Columbia Seligman Premium Technology Growth Fund and Tri-Continental Corporation.

**	Interested person (as defined under the 1940 Act) by reason of being an officer, director, security holder and/or employee of the Investment Manager or Ameriprise Financial.
The Statement of Additional Information has additional information about the Fund’s Board members and is available, without charge, upon request by calling 800.345.6611, visiting columbiathreadneedleus.com/investor/ or contacting your financial intermediary.
The Board has appointed officers who are responsible for day-to-day business decisions based on policies it has established. The officers serve at the pleasure of the Board. The following table provides basic information about the Officers of the Fund as of the printing of this report, including principal occupations during the past five years, although their specific titles may have varied over the period. In addition to Mr. Beckman, who is President and Principal Executive Officer, the Fund’s other officers are:
Fund officers
Name, address and year of birth	Position and year first appointed to position for any Fund in the Columbia Funds Complex or a predecessor thereof	Principal occupation(s) during past five years
Michael G. Clarke 290 Congress Street Boston, MA 02210 1969
Chief Financial Officer and
Principal Financial Officer
(2009); Senior Vice President
(2019); Treasurer and Chief
Accounting Officer (Principal
Accounting Officer) (2024) for
CFST, CFST I, CFST II, CFVIT
and CFVST II

Senior Vice President and North America Head of Operations & Investor Services, Columbia Management
Investment Advisers, LLC, since June 2023 (previously Senior Vice President and Head of Global
Operations, March 2022 – June 2023, Vice President, Head of North America Operations, and Co-Head of
Global Operations, June 2019 - February 2022 and Vice President – Accounting and Tax, May 2010 -
May 2019); senior officer of Columbia Funds and affiliated funds, since 2002. Director, Ameriprise Trust
Company, since June 2023.

Multi-Manager Growth Strategies Fund  | Annual Report 2024
33

TRUSTEES AND OFFICERS (continued)
(Unaudited)
Fund officers (continued)
Name, address and year of birth	Position and year first appointed to position for any Fund in the Columbia Funds Complex or a predecessor thereof	Principal occupation(s) during past five years
Marybeth Pilat 290 Congress Street Boston, MA 02210 1968	Treasurer and Chief Accounting Officer (Principal Accounting Officer) and Principal Financial Officer (2020) for CET I and CET II; Assistant Treasurer, CFST, CFST I, CFST II, CFVIT and CFVST II	Vice President – Product Pricing and Administration, Columbia Management Investment Advisers, LLC, since May 2017.
William F. Truscott 290 Congress Street Boston, MA 02210 1960	Senior Vice President (2001)
Formerly, Trustee/Director of Columbia Funds Complex or legacy funds, November 2001 - January 1,
2021; Chief Executive Officer, Global Asset Management, Ameriprise Financial, Inc., since September
2012; Chairman of the Board and President, Columbia Management Investment Advisers, LLC, since July
2004 and February 2012, respectively; Chairman of the Board and Chief Executive Officer, Columbia
Management Investment Distributors, Inc., since November 2008 and February 2012, respectively;
Chairman of the Board and Director, TAM UK International Holdings Limited, since July 2021; formerly
Chairman of the Board and Director, Threadneedle Asset Management Holdings, Sàrl, March 2013 –
December 2022 and December 2008 – December 2022, respectively; senior executive of various entities affiliated with Columbia Threadneedle Investments.

Christopher O. Petersen 5228 Ameriprise Financial Center Minneapolis, MN 55474 1970	Senior Vice President and Assistant Secretary (2021)
Formerly, Trustee/Director of funds within the Columbia Funds Complex, July 1, 2020 - November 22,
2021; Senior Vice President and Assistant General Counsel, Ameriprise Financial, Inc., since September
2021 (previously Vice President and Lead Chief Counsel, January 2015 - September 2021); formerly,
President and Principal Executive Officer of the Columbia Funds, 2015 - 2021; officer of Columbia Funds and affiliated funds, since 2007.

Thomas P. McGuire 290 Congress Street Boston, MA 02210 1972	Senior Vice President and Chief Compliance Officer (2012)
Vice President – Asset Management Compliance, Ameriprise Financial, Inc., since May 2010; Chief
Compliance Officer, Columbia Acorn/Wanger Funds, since December 2015; formerly, Chief Compliance
Officer, Ameriprise Certificate Company, September 2010 – September 2020.

Ryan C. Larrenaga 290 Congress Street Boston, MA 02210 1970	Senior Vice President (2017), Chief Legal Officer (2017), and Secretary (2015)
Vice President and Chief Counsel, Ameriprise Financial, Inc., since August 2018 (previously Vice President and Group Counsel, August 2011 - August 2018); Chief Legal Officer, Columbia Acorn/Wanger Funds,
since September 2020; officer of Columbia Funds and affiliated funds, since 2005.

Michael E. DeFao 290 Congress Street Boston, MA 02210 1968	Vice President (2011) and Assistant Secretary (2010)
Vice President and Chief Counsel, Ameriprise Financial, Inc., since May 2010; Vice President, Chief Legal
Officer and Assistant Secretary, Columbia Management Investment Advisers, LLC, since October 2021
(previously Vice President and Assistant Secretary, May 2010 – September 2021).

Lyn Kephart-Strong 5903 Ameriprise Financial Center Minneapolis, MN 55474 1960	Vice President (2015)
Vice President, Global Investment Operations Services, Columbia Management Investment Advisers, LLC,
since 2010; President, Columbia Management Investment Services Corp., since October 2014; President,
Ameriprise Trust Company, since January 2017.

34
Multi-Manager Growth Strategies Fund  | Annual Report 2024

 Liquidity Risk Management Program
(Unaudited)
Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a liquidity risk management program (Program). The Program’s principal objectives include assessing, managing and periodically reviewing the Fund’s liquidity risk. Liquidity risk is defined as the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund.
The Board has appointed the Investment Manager as the program administrator for the Fund’s Program. The Investment Manager has delegated oversight of the Program to its Liquidity Risk Management Committee (the Committee). At a board meeting during the fiscal period, the Committee provided the Board with a report addressing the operations of the program and assessing its adequacy and effectiveness of implementation for the period January 1, 2023, through December 31, 2023, including:
•
the Fund had sufficient liquidity to both meet redemptions and operate effectively on behalf of shareholders;
•
there were no material changes to the Program during the period;
•
the implementation of the Program was effective to manage the Fund’s liquidity risk; and
•
the Program operated adequately during the period.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
Multi-Manager Growth Strategies Fund  | Annual Report 2024
35

Multi-Manager Growth Strategies Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
ANN117_03_P01_(05/24)

Item 2. Code of Ethics.

The registrant has adopted a code of ethics (the “Code”) that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. During the period covered by this report, there were not any amendments to a provision of the Code that relates to any element of the code of ethics definition enumerated in paragraph (b) of Item 2 of Form N-CSR. During the period covered by this report, there were no waivers, including any implicit waivers, from a provision of the Code that relates to one or more of the items set forth in paragraph (b) of Item 2 of Form N-CSR.  A copy of the Code is attached hereto.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that David M. Moffett, Brian J. Gallagher, J. Kevin Connaughton, Sandra L. Yeager, and Douglas A. Hacker, each of whom are members of the registrant’s Board of Trustees and Audit Committee, each qualify as an audit committee financial expert.  Mr. Moffett, Mr. Gallagher, Mr. Connaughton, Ms. Yeager, and Mr. Hacker are each independent trustees, as defined in paragraph (a)(2) of this item’s instructions.

Item 4. Principal Accountant Fees and Services.

Fee information below is disclosed for the series of the relevant registrant whose reports to shareholders are included in this annual filing.

(a) Audit Fees. Aggregate Audit Fees billed by the principal accountant for professional services rendered during the fiscal years ended March 31, 2024 and March 31, 2023 are approximately as follows:

2024	2023
$211,700	$266,700

Audit Fees include amounts related to the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b) Audit-Related Fees. Aggregate Audit-Related Fees billed to the registrant by the principal accountant for professional services rendered during the fiscal years ended March 31, 2024 and March 31, 2023 are approximately as follows:

2024	2023
$0	$0

Audit-Related Fees, if any, include amounts for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported in Audit Fees above.

During the fiscal years ended March 31, 2024 and March 31, 2023, there were no Audit-Related Fees billed by the registrant’s principal accountant to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for an engagement that related directly to the operations and financial reporting of the registrant.

(c) Tax Fees. Aggregate Tax Fees billed by the principal accountant to the registrant for professional services rendered during the fiscal years ended March 31, 2024 and March 31, 2023 are approximately as follows:

2024	2023
$167,000	$168,600

Tax Fees include amounts for the review of annual tax returns, the review of required shareholder distribution calculations and typically include amounts for professional services by the principal accountant for tax compliance, tax advice and tax planning.

During the fiscal years ended March 31, 2024 and March 31, 2023, there were no Tax Fees  billed by the registrant’s principal accountant to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for an engagement that related directly to the operations and financial reporting of the registrant.

(d) All Other Fees. Aggregate All Other Fees billed by the principal accountant to the registrant for professional services rendered during the fiscal years ended March 31, 2024 and March 31, 2023 are approximately as follows:

2024	2023
$0	$0

All Other Fees, if any, include amounts for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) above.

Aggregate All Other Fees billed by the registrant’s principal accountant to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for an engagement that related directly to the operations and financial reporting of the registrant during the fiscal years ended March 31, 2024 and March 31, 2023 are approximately as follows:

2024	2023
$570,000	$557,000

In fiscal years 2024 and 2023, All Other Fees primarily consists of fees billed for internal control examinations of the registrant’s transfer agent and investment adviser.

(e)(1) Audit Committee Pre-Approval Policies and Procedures

The registrant’s Audit Committee is required to pre-approve the engagement of the registrant’s independent auditors to provide audit and non-audit services to the registrant and non-audit services to its investment adviser (excluding any sub-adviser whose role is primarily portfolio management and is sub-contracted or overseen by another investment adviser (the “Adviser”) or any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund (a “Control Affiliate”) if the engagement relates directly to the operations and financial reporting of the registrant.

The Audit Committee has adopted a Policy for Engagement of Independent Auditors for Audit and Non-Audit Services (the “Policy”). The Policy sets forth the understanding of the Audit Committee regarding the engagement of the registrant’s independent accountants to provide (i) audit and permissible audit-related, tax and other services to the registrant (“Fund Services”); (ii) non-audit services to the registrant’s Adviser and any Control Affiliates, that relates directly to the operations and financial reporting of a Fund (“Fund-related Adviser Services”); and (iii) certain other audit and non-audit services to the registrant’s Adviser and its Control Affiliates. A service will require specific pre-approval by the Audit Committee if it is to be provided by the Fund’s independent auditor; provided, however, that pre-approval of non-audit services to the Fund, the Adviser or Control Affiliates may be waived if certain de minimis requirements set forth in the SEC’s rules are met.

Under the Policy, the Audit Committee may delegate pre-approval authority to any pre-designated member or members who are independent board members.  The member(s) to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next regular meeting. The Audit Committee's responsibilities with respect to the pre-approval of services performed by the independent auditor may not be delegated to management.

On an annual basis, at a regularly scheduled Audit Committee meeting, the Fund’s Treasurer or other Fund officer shall submit to the Audit Committee a schedule of the types of Fund Services and Fund-related Adviser Services that are subject to specific pre-approval. This schedule will provide a description of each type of service that is subject to specific pre-approval, along with total projected fees for each service.  The pre-approval will generally cover a one-year period. The Audit Committee will review and approve the types of services and the projected fees for the next one-year period and may add to, or subtract from, the list of pre-approved services from time to time, based on subsequent determinations.  This specific approval acknowledges that the Audit Committee is in agreement with the specific types of services that the independent auditor will be permitted to perform and the projected fees for each service.

The Fund’s Treasurer or other Fund officer shall report to the Audit Committee at each of its regular meetings regarding all Fund Services or Fund-related Adviser Services provided since the last such report was rendered, including a description of the services, by category, with forecasted fees for the annual reporting period, proposed changes requiring specific pre-approval and a description of services provided by the independent auditor, by category, with actual fees during the current reporting period.

*****

(e)(2) None, or 0%, of the Audit-Related Fees, Tax Fees and All Other Fees paid by the Fund or affiliated entities relating directly to the operations and financial reporting of the Registrant disclosed above were approved by the audit committee pursuant to paragraphs (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (which permits audit committee approval after the start of the engagement with respect to services other than audit, review or attest services, if certain conditions are satisfied).

(f) Not applicable.

(g) The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for the fiscal years ended March 31, 2024 and March 31, 2023 are approximately as follows:

2024	2023
$737,000	$725,600

(h) The registrant’s Audit Committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments

(a)	The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)

There was no change in the registrant's internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR attached hereto as Exhibit 99.CODE ETH.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust I

By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer

Date	May 23, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer

Date	May 23, 2024

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Chief Financial Officer, Treasurer,
Chief Accounting Officer, Principal Financial Officer and Senior Vice President

Date	May 23, 2024